Material accounting policies	12 Months Ended
Dec. 31, 2022
Entity [Table]
Material accounting policies
a) Material accounting policies
This Note

describes the material

accounting

policies applied

in the preparation

of the consolidated

financial statements
(the Financial Statements) of UBS

Group AG and

its subsidiaries (UBS or the Group).

On 23 February 2023,

the Financial
Statements were authorized

for issue by the Board

of Directors (the BoD).
Basis of accounting
The Financial

Statements have

been

prepared

in accordance

with International

Financial Reporting

Standards

(IFRS), as
issued by the International Accounting Standards

Board (the IASB),

and are presented in US

dollars (USD).
Disclosures marked as audited in

the “Risk, capital, liquidity and funding,

and balance sheet” section of this report

form
an integral part of the Financial Statements. These disclosures relate to requirements under

IFRS 7,
Financial Instruments:
Disclosures,

and IAS 1,
Presentation of Financial Statements,
and are not repeated

in this section.

The

accounting

policies

described

in

this

Note

have

been

applied

consistently

in

all

years presented

unless

otherwise
stated in Note 1b.

Critical accounting estimates and judgments
Preparation of these

Financial

Statements under

IFRS requires

management to

apply judgment

and make

estimates

and assumptions that

affect reported

amounts
of assets, liabilities, income and expenses,

and disclosure of contingent assets and liabilities,

and may involve significant uncertainty

at the time they are made.
Such estimates

and assumptions

are based

on the

best available

information. UBS

regularly reassesses

such estimates

and assumptions,

which encompass

historical
experience, expectations of

the future

and other

pertinent factors, to

determine their

continuing relevance based

on current

conditions, updating them

as
necessary. Changes

in those

estimates

and assumptions

may have

a significant

effect on

the Financial

Statements.

Furthermore, actual

results

may differ

significantly
from UBS’s estimates,

which could

result in significant

losses to the Group,

beyond what was

anticipated or provided

for.

The

following

areas

contain

estimation

uncertainty

or require

critical

judgment and

have

a significant

effect

on amounts

recognized

in

the Financial
Statements:

–
expected credit loss measurement

(refer to item 2g in this Note and

to Note 19);
–

fair value measurement (

refer to item 2f in this Note and

to Note 20);
–
income taxes (refer to item

6 in this Note and to Note 8);
–
provisions and contingent liabilities

(refer to item 9 in this Note and to Note

17);
–
post-employment benefit plans

(refer to item 5 in this Note and to Note 2

6);
–
goodwill (refer

to item 8 in this Note and to Note 12); and
–

consolidation of structured

entities (refer to item 1 in this

Note and to Note 28).

1) Consolidation
The Financial

Statements include

the financial

statements of

the parent

company (UBS

Group AG)

and its

subsidiaries,
presented as

a single economic

entity;

intercompany transactions

and balances have

been eliminated. UBS

consolidates
all entities that

it controls,

including

structured entities

(SEs), which

is the case

when it

has:

(i) power over

the relevant
activities of

the entity;

(ii) exposure

to an

entity‘s variable

returns; and

(iii) the ability

to use

its power

to affect

its own
returns.
Consideration is given to all facts

and circumstances to determine whether the Group has power over another entity,

i.e.,
the current ability to direct the relevant activities

of an entity when decisions

about those activities need to be

made.

Subsidiaries,

including

SEs,

are consolidated

from

the date

when

control

is gained

and

deconsolidated

from

the

date
when control ceases. Control,

or the lack thereof, is reassessed if facts and circumstances indicate that there is a change
to one or more elements req

uired to establish that control is present.
Business

combinations

are accounted

for using

the acquisition

method.

The amount

of any

non-controlling

interest is
measured at the non-controlling

interest’s proportionate share

of the acquiree’s identifiable net assets.

›

Refer to Note 28   for more information

Critical accounting estimates and judgments
Each individual

entity is assessed

for consolidation in line

with the aforementioned

consolidation principles. The

assessment of

control can be

complex and
requires the use of significant judgment

,

in particular in determining whether UBS has power over the entity.

As the nature and extent of UBS’s involvement
is unique

for each

entity,

there is

no uniform

consolidation outcome

by entity.

Certain entities

within a

class may

be consolidated

while others

may not.
When carrying out the consolidation assessment, judgment

is exercised considering all the

relevant facts and circumstances, including the nature

and activities
of the investee, as well as the substance

of voting and similar rights.

›

Refer to Note 28

for more information
2)

Financial instruments
a. Recognition
UBS

recognizes financial

instruments

when

it becomes

a party

to contractual

provisions

of an

instrument. UBS

applies
settlement date accounting to

all standard purchases

and sales of non-derivative financial

instruments.
In transactions where UBS acts as

a transferee, to the

extent the financial asset

transfer does not qualify for derecognition
by the transferor, UBS does

not recognize

the transferred instrument as its asset.
UBS also acts in a

fiduciary capacity, which results

in it holding or placing assets on

behalf of individuals, trusts, retirement
benefit plans

and other

institutions. Unless

these items

meet the

definition of

an asset

and

the recognition

criteria are
satisfied,

they

are

not

recognized

on

UBS’s

balance

sheet

and

the

related

income

is

excluded

from

the

Financial
Statements.

Client cash balances associated with derivatives

clearing and execution services are not

recognized on the balance

sheet
if,

through

contractual

agreement,

regulation

or

practice,

UBS

neither

obtains

benefits

from

nor

controls

such

cash
balances.
b. Classification, measurement and

presentation
Financial assets

Where the contractual

terms of a

debt instrument

result in cash

flows that are

solely payments of principal

and interest
(SPPI) on

the principal amount

outstanding,

the debt

instrument is

classified as measured

at amortized

cost if it

is held
within a business model that has an objective of holding financial assets to collect contractual cash flows, or at fair value
through other

comprehensive income

(FVOCI) if it

is held

within a business

model with the

objective being achieved

by
both collecting contractual cash flows

and selling financial assets.

All other

financial assets

are measured

at fair

value

through

profit or

loss (

FVTPL), including

those

held

for trading

or
those

managed

on

a

fair value

basis,

except

for

derivatives

designated

in

a

hedge

relationship,

in

which

case

hedge
accounting requirements apply (refer to item

2j in this Note for more information).

Business model assessment and

contractual cash flow characteristics

UBS

determines

the

nature

of

a

business

model

by

considering

the

way

financial

assets

are

managed

to

achieve

a
particular business objective.

In assessing whether contractual cash flows are

SPPI, the Group considers whether the contractual terms of the financial asset

contain

a

term

that

could

change

the

timing

or

amount

of

contractual

cash

flows

arising

over

the

life

of

the
instrument. This assessment includes

contractual cash flows that

may vary due to environmental,

social and governance
(ESG) triggers.
Financial liabilities

Financial liabilities measured at amortized

cost

Debt issued measured at amortized cost includes

contingent capital instruments contain

ing contractual provisions under
which the

principal amounts

would

be written

down

or converted

into equity

upon either

a specified

common

equity
tier 1 (CET1)

ratio breach or a determination

by the Swiss Financial Market Supervisory

Authority (FINMA) that a viability
event has

occurred.

Such contractual

provisions

are not

derivatives,

as the

underlying

is deemed

to be

a non

-financial
variable specific to a party to the contract.

If a debt were to be written down or converted into equity in a future period, it would be partially or fully derecognized, with

the

difference

between

its

carrying

amount

and

the

fair

value

of

any

equity

issued

recognized

in

the

income
statement.

A gain or loss is recognized

in
Other income

when debt issued

is subsequently repurchased

for market-making or

other
activities. A subsequent

sale of own bonds in the market is treated as a reissuance

of debt.
Financial liabilities measured at fair value

through profit or loss

UBS designates certain issued debt instruments as financial liabilities at fair value through profit or

loss, on the basis that
such financial

instruments include

non-closely-related

embedded derivatives

that significantly

impact the

cash flows

of
the

instrument

and

/

or

are

managed

on

a

fair value

basis

(refer

to

the

table

below

for

more

information).

Financial
instruments

including

embedded

derivatives

arise

predominantly

from

the

issuance

of

certain

structured

debt
instruments.

Measurement and presentation

After initial recognition, UBS classifies, measures and presents its financial assets and liabilities in accordance with

IFRS 9,
as described in the table below.
Classification, measurement

and presentation of financial assets

Financial assets classification Significant items included
Measurement and

presentation
Measured at

amortized cost
This classification includes:
–

cash and balances at central banks;
–

loans and advances to banks;
–

receivables from

securities financing transactions;
–

cash collateral receivables

on derivative
instruments;
–

residential and

commercial mortgages;
–

corporate loans;
–

secured loans, including Lombard

loans, and
unsecured loans;
–

loans to financial advisors; and
–

debt securities held as high

-quality liquid assets
(HQLA).

Measured at amortized

cost using the effective interest
method less allowances

for expected credit losses (ECL)
(refer to items 2d and 2g in

this Note for more information).
The following items are recognized

in the income
statement:
–

interest income, which is

accounted for in accordance
with item 2d in this Note;
–

ECL and reversals;

and
–

foreign exchange (FX)

translation gains and losses.
When a financial asset at amortized

cost is derecognized,
the gain or loss is recognized

in the income statement.
For amounts arising from

settlement of certain derivatives,
see below in this table.

Measured at
FVOCI

Debt
instruments
measured at
FVOCI
This classification primarily includes

debt securities
and certain asset-backed securities

held as HQLA.
Measured at fair value

,

with unrealized gains and losses
reported in
Other comprehensive income,
net of applicable
income taxes, until such investments

are derecognized.
Upon derecognition, any accumulated

balances in
Other
comprehensive income
are reclassified to the income
statement and reported

within
Other income.
The following items, which are

determined on the same
basis as for financial assets measured

at amortized cost, are
recognized in the income

statement:
–

interest income, which is

accounted for in accordance
with item 2d in this Note;
–

ECL and reversals; and
–

FX translation gains and losses.
Classification, measurement

and presentation of financial assets

Financial assets classification Significant items included
Measurement and

presentation
Measured at
FVTPL
Held for

trading
Financial assets held for

trading include:
–

all derivatives with a positive

replacement value, except
those that are designated

and effective hedging
instruments; and
–

other financial assets acquired

principally for the
purpose of selling or repurchasing

in the near term, or
that are part of a

portfolio of identified financial
instruments that are managed

together and for which
there is evidence of a recent

actual pattern of short-
term profit taking. Included

in this category are debt
instruments (including those

in the form of securities,
money market paper,

and traded corporate and bank
loans) and equity instruments.

Measured at fair value

,

with changes recognized in the
income statement.
Derivative assets (including

derivatives that are designated
and effective hedging instruments)

are generally
presented as
Derivative financial instruments
, except those
exchange-traded derivatives (ETD)

and over-the-counter
(OTC)-cleared derivatives that are

legally settled on a daily
basis or economically net

settled on a daily basis, which
are presented within
Cash collateral receivables on
derivative instruments.
Changes in fair value, initial transaction

costs, dividends
and gains and losses arising

on disposal or redemption are
recognized in
Other net income from financial
instruments measured at fair value

through profit or loss,
except interest income on instruments

other than
derivatives (refer to item 2d

in this Note), interest on
derivatives designated as hedging

instruments in hedges
of interest rate risk and

forward points on certain short-
and long-duration FX contracts acting

as economic
hedges, which are reported

in
Net interest income.

Changes in the fair

value of derivatives that are
designated and effective

hedging instruments are
presented either in the income

statement or
Other
comprehensive income
, depending on the type of hedge
relationship (refer

to item 2j

in this Note for more
information).
Mandatorily
measured at
FVTPL – Other
This classification includes financial asset

s

mandatorily
measured at FVTPL that are

not held for trading, as
follows:

–

certain structured loans, certain

commercial loans, and
receivables from

securities financing transactions that
are managed on a fair

value basis;

–

loans managed on a fair

value basis,

including those
hedged with credit derivatives

;
–

certain debt securities held as HQLA and

managed on a
fair value basis;

–

certain investment fund holdings

and assets held to
hedge delivery obligations related

to cash-settled
employee compensation plans;

–

brokerage receivables,

for which contractual cash flows
do not meet the SPPI criterion

because the aggregate
balance is accounted for as a

single unit of account,
with interest being calculated

on the individual
components;
–

auction rate securities, for

which contractual cash flows
do not meet the SPPI criterion

because interest may be
reset at rates that contain leverage

;
–

equity

instruments;

and
–

assets held under unit-linked investment

contracts.
Classification, measurement

and presentation of financial liabilities

Financial liabilities classification Significant items included
Measurement and

presentation
Measured at amortized cost
This classification includes:
–

demand and time deposits;

–

retail savings / deposits;
–

sweep deposits;
–

payables

from securities financing transactions

;

–

non-structured debt

issued;

–

subordinated debt;

–

commercial paper and

certificates of deposit; and
–

cash collateral payables on derivative

instruments.
Measured at amortized

cost using the effective interest
method.
When a financial liability at amortized

cost is
derecognized, the gain

or loss is recognized in the income
statement.

Interest Income generated

from client deposits
derecognized pursuant

to certain deposit sweep programs
is presented within
Net interest income from financial
instruments measured at fair value

through profit or loss
and other
.
Measured at
FVTPL
Held for trading Financial liabilities held for trading include:
–

all derivatives with a negative replacement

value
(including certain loan commitments)

,

except those
that are designated and

effective hedging
instruments; and
–

obligations to deliver financial

instruments, such as
debt and equity instruments,

that UBS has sold to
third parties but does not

own (short positions).
Measurement and presentation

of financial liabilities
classified at FVTPL follow the

same principles as for
financial assets classified at FVTPL, except

that the amount
of change in the fair value o

f

a financial liability
designated at FVTPL that is

attributable to changes in
UBS’s own credit

risk is presented in
Other comprehensive
income

directly within
Retained earnings
and is never
reclassified to the income

statement.
Derivative liabilities (including derivatives

that are
designated and effective

hedging instruments) are
generally presented as
Derivative financial instruments,
except those exchange

-traded and OTC-cleared
derivatives that are legally settled

on a daily basis or
economically net settled on a daily

basis, which are
presented within
Cash collateral payables on derivative
instruments.
Designated at
FVTPL
UBS designates

at FVTPL the following financial
liabilities:
–
issued hybrid debt instruments

that primarily include
equity-linked, credit

-linked and rates-linked bonds or
notes;
–

issued debt instruments managed

on a fair value
basis;
–

certain payables from

securities financing
transactions;
–

amounts due under unit

-linked investment contracts,
the cash flows of which are

linked to financial assets
measured at FVTPL and eliminate

an accounting
mismatch;

and
–

brokerage payables, which arise

in conjunction with
brokerage receivables

and are measured at FVTPL to
achieve measurement consistency.
c. Loan commitments and financial guarantees
Loan

commitments

are

arrangements

to

provide

credit

under

defined

terms

and

conditions.

Irrevocable

loan
commitments

are

classified

as:

(i) derivative

loan

commitments

measured

at

fair

value

through

profit

or

loss;

(ii) loan
commitments

designated

at

fair

value

through

profit

or

loss;

or

(iii) loan

commitments

not

measured

at

fair

value.
Financial guarantee contracts are

contracts that require

UBS to make specified

payments to reimburse

the holder for an
incurred loss

because a

specified debtor

fails to

make payments

when due

in accordance

with the terms

of a specified
debt instrument.
d.

Interest income and expense
Interest

income

and

expense

are

recognized

in

the

income

statement

based

on

the

effective

interest

method.

When
calculating the effective interest rate (the EIR) for financial instruments (other than credit-impaired financial instruments),
UBS estimates future cash flows considering

all contractual terms of the instrument, but not

expected credit losses, with
the EIR applied to the gross

carrying amount of the financial asset or the amortized

cost of a financial liability.

However,
when

a financial

asset becomes

credit-impaired

after initial

recognition,

interest income

is determined

by applying

the
EIR

to

the

amortized cost

of

the

instrument,

which

represents

the

gross

carrying amount

adjusted

for

any

credit

loss
allowance.

Upfront fees, including

fees on loan commitments not measured at fair value where a loan is expected to be issued, and
direct costs are

included

within the

initial measurement

of a

financial instrument

measured

at amortized cost

or FVOCI
and recognized over the expected life of

the instrument as part of its EIR.
Fees related

to loan

commitments where

no loan

is expected

to be

issued, as

well as

loan syndication

fees where

UBS
does not

retain a portion of

the syndicated loan

or where UBS does

retain a portion of

the syndicated loan

at the same
effective

yield

for

comparable

risk

as

other

participants,

are

included

in
Net

fee

and

commission

income
and

either
recognized over the life of the commitment

or when syndication occurs.

›

Refer to item 3 in

this Note for more

information
Interest

income

on

financial

assets,

excluding

derivatives,

is

included

in

interest

income

when

positive

and

in

interest
expense

when

negative.

Similarly,

interest

expense

on

financial

liabilities,

excluding

derivatives,

is

included

in

interest
expense, except when interest rates are

negative, in which case it is included

in interest income.

›

Refer to item 2b in

this Note and

Note 3 for more information
e. Derecognition

Financial assets
UBS derecognizes a transferred financial asset, or a portion of a financial asset, if the purchaser has received substantially
all the risks and rewards of the asset or a significant part of the risks and rewards combined with a practical ability to sell or pledge the asset.

Where

financial

assets

have

been

pledged

as

collateral

or

in

similar

arrangements,

they

are

considered

to

have

been
transferred

if the

counterparty has

received

the contractual

rights

to

the cash

flows

of the

pledged

assets, as

may be
evidenced

by,

for

example,

the

counterparty’s

right

to

sell

or

repledge

the assets.

In

transfers where

control

over

the
financial asset is retained,

UBS continues to recognize

the asset to the

extent of its continuing

involvement, determined
by the extent to which it is exposed

to changes in the value of

the transferred asset following

the transfer.

›

Refer to Note 22

for more information

Financial liabilities
UBS

derecognizes

a

financial

liability

when

it

is

extinguished,

i.e.,

when

the

obligation

specified

in

the

contract

is
discharged,

canceled or expires. When an existing financial liability is exchanged for a new one from the same lender on
substantially

different

terms,

or

the

terms

of

an

existing

liability

are

substantially

modified,

the

original

liability

is
derecognized

and

a

new

liability

recognized

with

any

difference

in

the

respective

carrying

amounts

recorded

in

the
income statement.

Certain OTC derivative

contracts and most exchange-traded futures and option

contracts cleared through central

clearing
counterparties and exchanges are considered

to be settled on a daily basis,

as the payment or receipt of variation margin
on a daily basis represents

legal or economic settlement, which results in derecognition of the associated derivatives.
›

Refer to Note 21

for more information

f.

Fair value of financial instruments
UBS accounts for a significant portion

of its assets and liabilities at

fair value. Fair value

is the price on the measurement
date that would be received for the

sale of an asset or

paid to transfer a liability

in an orderly transaction between market
participants in the principal market, or in

the most advantageous

market in the absence of a principal market.

›

Refer to Note 20

for more information
g.

Allowances and provisions for expected credit losses
ECL are

recognized

for financial

assets measured

at amortized

cost, financial

assets

measured

at FVOCI,

fee and

lease
receivables,

financial

guarantees,

and

loan

commitments

not

measured

at

fair

value.

ECL

are

also

recognized

on

the
undrawn portion

of committed unconditionally

revocable credit

lines, which

include UBS’s

credit card limits

and master
credit facilities, as UBS is exposed to credit risk because the borrower has the ability to draw down funds before UBS can
take credit risk mitigation actions.
Recognition of expected credit losses

ECL are recognized on

the following basis.
–

Stage 1 instruments: Maximum 12-month ECL are recognized from initial recognition, reflecting the portion of lifetime
cash shortfalls that would

result if a default occurs in

the 12 months after the

reporting date, weighted

by the risk of
a default occurring.

–

Stage 2 instruments: Lifetime ECL are recognized if

a significant increase in credit risk (an SICR) is

observed subsequent
to

the

instrument’s

initial

recognition,

reflecting

lifetime

cash

shortfalls

that

would

result

from

all

possible

default
events over

the expected

life of a

financial instrument,

weighted by

the risk of

a default

occurring. When

an SICR

is
no longer observed, the instrument will

move back to stage 1.
–

Stage 3

instruments: Lifetime

ECL are

always recognized

for credit-impaired

financial instruments,

as determined

by
the occurrence

of one

or more

loss events,

by estimating

expected cash

flows based

on a

chosen

recovery strategy.
Credit-impaired exposures

may include

positions for

which no

allowance has

been recognized,

for example because
they are expected to be fully recoverable through

collateral held.
–

Changes in lifetime ECL since initial recognition

are also recognized for assets that are

purchased or originated

credit-
impaired (POCI).

POCI financial instruments

include those

that are

purchased at

a deep discount

or newly originated
with a defaulted counterparty;

they remain a separate category until

derecognition.

All or part of

a financial

asset is written

off if it

is deemed uncollectible

or forgiven. Write-offs reduce the

principal amount
of a claim

and are charged against related allowances for

credit losses. Recoveries,

in part or in full,

of amounts previously
written off are generally credited to
Credit loss expense / (release)
.

ECL are recognized in the income statement in
Credit loss expense / (release)
. A corresponding ECL allowance is reported
as a decrease

in the carrying

amount of

financial assets measured

at amortized

cost on

the balance sheet.

For financial
assets that

are

measured

at FVOCI,

the carrying

amount

is not

reduced,

but an

accumulated amount

is recognized

in
Other comprehensive

income
. For

off-balance sheet

financial instruments

and

other credit

lines, provisions

for ECL

are
presented in
Provisions.
Default and credit impairment
UBS

applies

a

single definition

of

default

for

credit

risk

management

purposes,

regulatory

reporting

and

ECL,

with

a
counterparty classified as defaulted based

on quantitative and qualitative criteria.

›

Refer to “Credit policies

for distressed assets”

in the “Risk

management and

control”

section of this

report for more information
Measurement of expected credit losses
IFRS 9 ECL

reflect an unbiased,

probability-weighted estimate

based on

loss expectations resulting

from default events.
The method

used to

calculate ECL

applies the

following

principal factors:

probability of

default (PD),

loss given

default
(LGD) and

exposure at

default (EAD).

Parameters are

generally

determined on

an individual

financial asset

level. Based
on the

materiality of the portfolio,

for credit card

exposures and

personal account overdrafts

in Switzerland,

a portfolio
approach is applied that derives

an average PD and LGD

for the entire portfolio. PDs

and LGDs used in

the ECL calculation
are point-in-time

(PIT)-based for

key portfolios

and consider

both current

conditions and

expected cyclical changes.

For
material portfolios, PDs and LGDs are

determined for different scenarios, whereas EAD projections are treated as scenario
independent.
For the purpose

of determining the

ECL-relevant parameters,

UBS leverages its

Basel III advanced

internal ratings-based
(A-IRB) models that are also

used in determining expected loss

(EL) and risk-weighted assets under the

Basel III framework
and

Pillar 2

stress

loss

models.

Adjustments

have

been

made

to

these

models

and

IFRS

9-related

models

have

been
developed that consider the complexity, structure

and risk profile of relevant portfolios

and take account of the fact that
PDs and LGDs used in

the ECL calculation

are PIT-based,

as opposed to the corresponding Basel III through-the-cycle

(TTC)
parameters. All models

that are relevant

for measuring expected

credit losses

are subject to

UBS’s model

validation and
oversight processes.
Probability of default:
PD represents

the probability of a default

over a specified time

period. A 12

-month PD represents
the probability of default determined

for the next 12 months and a lifetime PD represents

the probability of default over
the remaining lifetime

of the instrument. PIT

PDs are derived

from TTC PDs and

scenario forecasts. The modeling is

region,
industry and

client segment

specific and

considers both

macroeconomic scenario

dependencies

and client-idiosyncratic
information.
Exposure at default:
EAD represents an estimate of the exposure to credit

risk at the time of

a potential default occurring,
considering expected repayments, interest payments

and accruals, discounted

at the EIR. Future drawdowns on

facilities
are considered

through a

credit conversion factor

(a

CCF) that is

reflective of historical

drawdown

and default

patterns
and the characteristics of the respective portfolios.
Loss given default:
LGD represents an estimate

of the loss at the time of a potential

default occurring, taking

into account
expected

future

cash

flows

from

collateral

and

other

credit

enhancements,

or

expected

payouts

from

bankruptcy
proceedings for unsecured

claims and, where applicable,

time to realization

of collateral and the

seniority of claims.

LGD is
commonly expressed

as a percentage of

EAD.
Estimation of expected credit losses
Number of scenarios and estimation

of scenario weights
Determination of

probability-weighted ECL

requires evaluating

a range of diverse

and relevant future

economic conditions,
especially with a view

to modeling the

non-linear effect of assumptions

about macroeconomic

factors on the

estimate.

To

accommodate

this

requirement,

UBS

uses

different

economic

scenarios

in

the

ECL

calculation.

Each

scenario

is
represented

by a

specific scenario

narrative,

which

is

relevant

considering

the exposure

of key

portfolios

to

economic
risks, and for which

a set of

consistent macroeconomic variables is determined. The

estimation of the appropriate weights
for

these

scenarios

is

predominantly

judgment-based.

The

assessment

is

based

on

a

holistic review

of

the

prevailing
economic or

political

conditions,

which may

exhibit

different levels

of uncertainty.

It

takes

into account

the impact

of
changes in the nature

and severity of the underlying scenario narratives

and the projected economic variables.

The determined

weights constitute

the probabilities that

the respective

set of macroeconomic

conditions will

occur and
not that the chosen particular narratives with

the related macroeconomic variables

will materialize.
Macroeconomic and other factors
The range

of macroeconomic,

market and

other factors

that is

modeled as

part of

the scenario

determination

is wide,
and historical information

is used to

support the identification

of the key

factors. As the

forecast horizon increases,

the
availability of

information

decreases,

requiring

an increase

in judgment.

For

cycle-sensitive PD

and

LGD

determination
purposes, UBS projects the relevant economic factors for a period of three years before reverting, over a specified period,
to cycle-neutral PD and LGD for longer

-term projections.

Factors relevant

for ECL

calculation

vary by

type of

exposure.

Regional and

client-segment

characteristics

are generally
taken into account, with specific focus

on Switzerland and the US,

considering UBS’s key ECL-relevant portfolios.
For UBS, the following forward-looking macroeconomic variables represent the most relevant factors for ECL calculation:

–

GDP growth rates, given their significant

effect on borrowers’

performance;

–

unemployment rates, given their significant effect

on private clients’ ability to meet

contractual obligations;

–

house price indices, given their significant

effect on mortgage collateral

valuations;

–

interest rates, given their significant effect on

counterparties’ abilities to service

debt;

–

consumer price

indices,

given their

overall relevance

for companies’

performance,

private

clients’ purchasing

power
and economic stability; and
–

equity indices, given that they are an

important factor in our corporate rating

tools.

Scenario generation, review process and

governance
A team of

economists, which

is part

of Group

Risk Control,

develop the

forward-looking

macroeconomic assumptions
with involvement from a broad

range of experts.
The

scenarios,

their weight

and

the

key macroeconomic

and

other

factors

are

subject

to

a

critical

assessment

by

the
IFRS 9 Scenario

Sounding

Sessions

and

ECL Management

Forum, which

include senior

management

from

Group

Risk
and Group

Finance. Important aspects

for the

review include

whether there

may be

particular credit

risk concerns

that
may not be

capable of being

addressed systematically and

require post-model

adjustments for stage

allocation and

ECL
allowance.

The

Group

Model

Governance

Committee

(the

GMGC),

as

the

highest

authority

under

UBS’s

model

governance
framework, ratifies the decisions

taken by the ECL Management Forum.

›

Refer to Note 19

for more information
ECL measurement period

The period

for which lifetime

ECL are

determined is

based on

the maximum

contractual period

that UBS

is exposed

to
credit

risk,

taking

into

account

contractual

extension,

termination

and

prepayment

options.

For

irrevocable

loan
commitments

and

financial guarantee

contracts, the

measurement

period

represents

the maximum

contractual

period
for which UBS has an

obligation to extend credit.
Additionally, some financial instruments include both

an on-demand loan and a revocable undrawn commitment, where
the

contractual cancel

lation

right

does

not

limit UBS’s

exposure

to credit

risk to

the contractual

notice

period,

as

the
client has

the ability

to draw

down funds

before UBS

can take

risk-mitigating

actions. In

such cases

UBS

is required

to
estimate the period

over which it

is exposed

to credit risk.

This applies

to UBS’s

credit card limits,

which do

not have

a
defined contractual maturity date, are

callable on demand and where the drawn and

undrawn components are managed
as one exposure.

The exposure arising from UBS’s

credit card limits is not significant

and is managed at a portfolio

level,
with credit actions triggered when balances are past due. An ECL measurement period of seven years is applied for

credit
card limits, capped at 12 months

for stage 1 balances, as a proxy for the period

that UBS is exposed

to credit risk.
Customary master credit

agreements in the

Swiss corporate market

also include

on-demand loans and revocable

undrawn
commitments.

For

smaller

commercial

facilities,

a

risk-based

monitoring

(RbM)

approach

is

in

place

that

highlights
negative

trends

as

risk

events,

at

an

individual

facility

level,

based

on

a

combination

of

continuously

updated

risk
indicators. The risk events

trigger additional credit reviews

by a risk officer,

enabling informed credit decisions to

be taken.
Larger corporate facilities are not subject to RbM,

but are reviewed at least annually through

a formal credit review. UBS
has assessed these credit risk management

practices and considers

both the RbM approach and

formal credit reviews as
substantive

credit

reviews

resulting

in

a

re-origination

of

the

given

facility.

Following

this,

a

12-month

measurement
period from

the reporting date

is used

for both types

of facilities as an

appropriate proxy

of the period

over which UBS
is exposed

to credit risk, with

12 months also used

as a look-back

period for assessing

SICR, always from

the respective
reporting date.
Significant increase in credit risk

Financial

instruments

subject

to ECL

are monitored

on an

ongoing

basis.

To

determine

whether

the recognition

of a
maximum

12-month

ECL

continues

to

be

appropriate,

an

assessment

is

made

as

to whether

an SICR

has

occurred
since initial

recognition

of the

financial instrument

,

applying

both quantit

ative and

qualitative

factors.

Primarily, UBS

assesses changes

in an

instrument’s risk

of default

on

a quantitative

basis by

comparing the

annualized
forward-looking and

scenario-weighted lifetime PD of an instrument determined

at two different dates:

–

at the reporting date; and

–

at inception of the instrument.
If, based

on UBS’s quantitative

modeling, an

increase exceeds a

set threshold,

an SICR is

deemed to have

occurred and
the instrument is transferred to stage 2

with lifetime ECL recognized.
The threshold

applied varies depending

on the

original credit

quality of

the borrower,

with a higher

SICR threshold

set
for those

instruments with

a low

PD at

inception. The

SICR assessment

based on

PD changes

is made

at an

individual
financial asset

level. A

high-level overview

of the

SICR

trigger, which

is a

multiple of

the annualized

remaining

lifetime
PIT

PD

expressed

in

rating downgrades

,

is provided

in the

“SICR

thresholds”

table below.

The

actual SICR

thresholds
applied are defined on

a more granular level by interpolating between

the values shown in

the table.
SICR thresholds
–
Internal rating at origination

of the instrument
–
Rating downgrades /
SICR trigger
0–3 3
4–8 2
9–13 1
›

Refer to the “Risk

management and

control” section of

this report for more

details about

UBS’s internal grading

system
Irrespective of

the SICR

assessment based

on

default probabilities,

credit risk

is generally

deemed to

have significantly
increased

for

an

instrument

if

the

contractual

payments

are

more

than

30

days

past

due.

For

certain

less

material
portfolios, specifically the Swiss

credit card portfolio,

the 30-day past due criterion

is used as the

primary indicator of an
SICR. Where instruments are transferred to stage 2 due to

the 30-day past due criterion, a

minimum period of six

months
is applied before a transfer

back to stage 1 can be triggered. For

instruments in Personal & Corporate Banking and Global
Wealth Management

Region Switzerland

that are between

90 and 180 days

past due but

have not been

reclassified to
stage 3, a one-year period is applied

before a transfer back to stage 1 can be

triggered.
Additionally,

based

on

individual

counterparty-specific

indicators,

external

market

indicators

of

credit

risk

or

general
economic conditions, counterparties may be

moved to a watch list, which is used as a secondary qualitative indicator for an

SICR.

Exception

management

is

further

applied,

allowing

for

individual

and

collective

adjustments

on

exposures
sharing the same credit risk character

istics to take account of specific situations

that are not otherwise fully reflected.

In general, the overall SICR determination process does not apply to Lombard loans, securities financing transactions and certain

other

asset-based

lending

transactions,

because

of

the

risk

management

practices

adopted,

including

daily
monitoring

processes

with strict

margining.

If margin

calls are

not satisfied,

a position

is closed

out and

classified as

a
stage 3 position. In exceptional cases, an individual adjustment and a transfer into stage 2 may be made to take account
of specific facts.
Credit risk

officers are

responsible

for the

identification

of an

SICR,

which for

accounting

purposes is

in some

respects
different

from

internal

credit

risk

management

processes
.

This

difference
  mainly arises
because

ECL

accounting
requirements are instrument-specific, such that a borrower can have multiple exposures allocated to different stages, and
maturing loans in stage 2

will migrate to stage 1 upon renewal irrespective of the actual credit risk at that time. Under a
risk-based

approach,

a

holistic

counterparty

credit

assessment

and

the

absolute

level

of

risk

at

any

given

date

will
determine what risk-mitigating actions

may be warranted.
›

Refer to the “Risk

management and

control” section of

this report for more

information

Critical accounting estimates and judgments
The calculation of ECL requires management to apply significant judgment and make estimates and assumptions that can result in significant changes to the timing and amount of ECL recognized.

Determination of a significant

increase in credit risk

IFRS

9 does

not include

a definition

of what

constitutes an

SICR,

with UBS’s

assessment

considering

qualitative and

quantitative

criteria. An

IFRS 9 ECL
Management Forum has

been established to review and challenge the SICR

results.
Scenarios, scenario weights and macroeconomic

variables

ECL reflect

an unbiased and probability-weighted amount, which UBS determines by evaluating a range of possible outcomes. Management selects forward-
looking

scenarios

that

include

relevant

macroeconomic

variables

and

management’s

assumptions

around

future

economic

conditions.

IFRS

9

Scenario
Sounding Sessions,

in addition to

the IFRS 9 ECL Management

Forum, are in place

to derive,

review and challenge

the scenario selection

and weights, and
to determine whether any additional

post-model adjustments are

required that may significantly affect ECL.

ECL measurement period
Lifetime ECL are generally determined based upon the contractual maturity of the transaction, which significantly affects ECL.

For credit card limits and Swiss
callable master credit facilities, judgment

is required,

as UBS must determine the period over which it is exposed

to credit risk. A seven-year period is applied
for credit card limits, capped

at 12 months for stage 1 positions, and

a 12-month period applied for master credit

facilities.

Modeling and post-model adjustments
A number of

complex models have been

developed or modified

to calculate ECL,

with additional post

-model adjustments required

which may significantly
affect ECL. The models are governed

by UBS’s model validation controls and approved

by the GMGC. The post-model adjustm

ents are approved by the ECL
Management Forum and endorsed

by the GMGC.
A sensitivity analysis covering

key macroeconomic variables, scenario

weights and SICR trigger points on ECL measurement

is provided in Note 19f.

›

Refer to Note 19

for more information
h. Restructured and

modified financial assets
When payment default

is expected,

or where

default has

already occurred,

UBS may grant

concessions to borrowers

in
financial difficulties

that it

would

not consider

in the

normal course

of its

business,

such

as preferential

interest

rates,
extension of maturity,

modifying the schedule of repayments,

debt / equity swap, subordination,

etc.

›

Refer to the “Risk

management and

control” section of

this report for more

information
Modifications result in an alteration of future contractual cash flows and can occur within UBS’s

normal risk tolerance or
as part

of a

credit

restructuring

where

a counterparty

is in

financial difficulties.

The restructuring

or modification

of a
financial asset

could

lead

to

a

substantial

change

in

the terms

and

conditions,

resulting

in

the

original

financial asset
being

derecognized

and

a

new

financial

asset

being

recognized.

Where

the

modification

does

not

result

in

a
derecognition, any difference between the modified contractual cash flows discounted at the original EIR and

the existing
gross carrying amount of the given financial

asset is recognized in the income statement

as a modification gain or loss.

i. Offsetting
UBS

presents

financial assets

and liabilities

on

its balance

sheet net

if (i) it has

a legally enforceable

right to

set off

the
recognized

amounts

and

(ii) it

intends

either

to

settle

on

a

net

basis

or

to

realize

the

asset

and

settle

the

liability
simultaneously.

Netted

positions

include,

for

example,

certain

derivatives

and

repurchase

and

reverse

repurchase
transactions with various counterparties,

exchanges and

clearing houses.
In

assessing

whether

UBS

intends

to

either

settle

on

a

net

basis,

or

to

realize

the

asset

and

settle

the

liability
simultaneously, emphasis

is placed on

the effectiveness of

operational settlement mechanics

in eliminating substantially
all credit and liquidity exposure between

the counterparties. This condition precludes offsetting

on the balance sheet

for
substantial

amounts

of

UBS’s

financial assets

and

liabilities,

even

though

they

may

be

subject

to

enforceable

netting
arrangements. Repurchase

arrangements and

securities financing transactions

are presented

net only to

the extent that
the settlement

mechanism eliminates,

or results

in insignificant,

credit and

liquidity

risk, and

processes

the receivables
and payables in a single

settlement process or cycle.
›

Refer to Note 21   for more information
. Hedge accounting
The

Group

applies

hedge

accounting

requirements

of

IFRS 9

where

the

criteria

for

documentation

and

hedge
effectiveness

are

met. If

a hedge

relationship

no

longer

meets the

criteria for

hedge

accounting,

hedge

accounting

is
discontinued. Voluntary

discontinuation of hedge

accounting is not permitted under IFRS 9.
Fair value hedges of interest rate risk

related to debt instruments and

loan assets
The

fair value

change

of

the

hedged

item attributable

to

a

hedged

risk is

reflected

as

an

adjustment

to

the

carrying
amount

of

the

hedged

item and

recognized

in

the

income

statement

along

with

the

change

in

the

fair value

of

the
hedging instrument.
Fair value hedges of FX risk related to

debt instruments
The fair value change of the

hedged item attributable to the

hedged risk is reflected

in the measurement of the hedged
item and

recognized

in the

income statement

along

with the

change

in the

fair value

of the

hedging instrument.

The
foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the designation
and

accounted

for

as a

cost of

hedging

with

amounts

deferred

in
Other comprehensive

income

within
Equity
.

These
amounts are released to the

income statement over the term

of

the hedged item.
Discontinuation of fair value hedges
Discontinuations for reasons other

than derecognition of the

hedged item result in

an adjustment to the

carrying amount,
which

is

amortized

to

the

income

statement

over

the

remaining

life

of

the

hedged

item

using

the

effective

interest
method. If the hedged item is derecognized,

the unamortized fair value adjustment or deferred

cost of hedging amount
is recognized immediately in the income

statement as part of any derecognition

gain or loss.
Cash flow hedges of

forecast transactions
Fair value gains or losses associated

with the effective portion of derivatives designated as cash flow hedges for cash flow
repricing

risk are

recognized

initially in
Other comprehensive

income
within
Equity

and

reclassified to
Interest income
from financial

instruments measured

at amortized

cost and

fair value

through other

comprehensive income

or
Interest
expense

from financial

instruments

measured

at

amortized

cost

in

the

periods

when

the

hedged

forecast

cash

flows
affect profit

or loss,

including

discontinued

hedges for which

forecast

cash flows are

expected to

occur.

If the

forecast
transactions

are

no

longer

expected

to

occur,

the

deferred

gains

or

losses

are

immediately reclassified

to

the

income
statement.
Hedges of net investments in foreign

operations
Gains or losses

on the

hedging

instrument relating

to the effective

portion of

a hedge

are recognized

directly in
Other
comprehensive income

within
Equity,
while any gains

or losses

relating to the

ineffective and

/ or undesignated

portion
(for example,

the interest element

of a forward contract)

are recognized in the income

statement. Upon disposal or

partial
disposal of

the foreign operation,

the cumulative value of

any such

gains or losses

recognized in
Equity

associated with
the entity

is reclassified to
Other income
.
Interest Rate Benchmark Reform

UBS continues

hedge accounting during

the period of uncertainty before existing

interest rate benchmarks

are replaced
with alternative risk-free

interest rates.

During this

period, UBS

assumes that the

current benchmark rates

will continue
to exist, such that forecast

transactions are considered

highly probable and

hedge relationships

remain, with little

or no
consequential impact on the

financial statements. Upon

replacement of existing

interest rate benchmark

s

by alternative
risk-free interest rates, UBS

applies the requirements

of
Amendments to IFRS 9,

IAS 39, IFRS 7, IFRS 4

and IFRS 16 (Interest
Rate Benchmark Reform – Phase 2),
where applicable
.

›

Refer to Note 25

for more information
3)

Fee and commission income and

expenses
UBS

earns fee

income from

the diverse

range

of services

it provides

to its

clients. Fee

income can

be divided

into two
broad

categories:

fees

earned

from

services

that

are

provided

over

a

certain

period

of

time, such

as

management

of
clients’

assets,

custody

services

and

certain

advisory

services;

and

fees

earned

from

point-in-time

services,

such

as
underwriting

fees,

deal-contingent

merger

and

acquisitions

fees,

and

brokerage

fees

(e.g.,

securities

and

derivatives
execution and clearing). UBS recognizes

fees earned from PIT services when it has fully provided the service to the client.
Where the contract requires services to be provided over time, income is recognized on a systematic basis over the life of
the agreement.
Consideration

received is

allocated

to

the

separately identifiable

performance

obligations

in

a

contract. Owing

to

the
nature of UBS’s business,

contracts that include multiple performance

obligations are typically those

that are considered
to include

a series of

similar performance

obligations fulfilled

over time

with the same

pattern of

transfer to the

client,
e.g.,

management

of

client

assets

and

custodial

services.

As

a

consequence,

UBS

is

not

required

to

apply

significant
judgment in allocating the consideration

received across the various

performance obligations.
PIT services

are generally

for a

fixed price

or dependent

on deal

size, e.g.,

a fixed number

of basis

points of

trade size,
where the amount of revenue is known when the performance obligation is met. Fixed

-over-time fees are recognized on
a straight-line

basis over the

performance period. Custodial and asset

management fees can

be variable

through reference
to

the

size

of

the

customer

portfolio.

However,

they

are

generally

billed

on

a

monthly

or

quarterly

basis

once

the
customer’s

portfolio

size

is

known

or

known

with

near

certainty

and

therefore

also

recognized

ratably

over

the
performance period.

UBS does not

recognize performance fees

related to management

of clients’ assets

or fees related
to contingencies beyond UBS’s

control until such uncertainties are resolved.

UBS’s

fees

are

generally

earned

from

short-term

contracts.

As

a

result,

UBS’s

contracts

do

not

include

a

financing
component

or result

in the

recognition of

significant receivables

or prepayment

assets. Furthermore,

due

to the

short-
term nature of such contracts,

UBS has not capitalized

any material costs to obtain

or fulfill a contract

or generated any
significant contract assets or liabilities.
UBS presents expenses primarily in line with their nature in the income statement, differentiating between

expenses that
are directly

attributable to the satisfaction

of specific performance obligations associated with

the generation of

revenues,
which

are

generally

presented

within
Total

revenues

as
Fee

and

commission

expense
,

and

those

that

are

related

to
personnel, general and administrative

expenses, which are

presented within
Operating expenses
. For

derivatives execution
and clearing services (where

UBS acts as an agent),

UBS only records its specific

fees in the income statement,

with fees
payable to other parties not recognized

as an expense but instead directly offset against the associated income collected from the given client.
›

Refer to Note 4 for

more information,

including the disaggregation

of revenues
4) Share-based and other deferred

compensation plans
UBS

recognizes expenses

for deferred

compensation

awards

over

the period

that the

employee is

required

to provide
service to

become entitled

to the

award.

Where the

service period

is shortened,

for example in

the case

of employees
affected by restructuring programs or mutually agreed termination provisions, recognition of such expense is accelerated
to the

termination date.

Where no

future service

is required,

such as

for employees

who are

eligible for

retirement or
who

have

met

certain

age

and

length-of-service

criteria,

the

services

are

presumed

to

have

been

received

and
compensation expense

is recognized

over the performance

year or,

in the case

of off-cycle

awards, immediately

on the
grant date.
Share-based compensation plans
Share-based compensation

expense is

measured by

reference to the

fair value of

the equity instruments

on the

date of
grant, taking

into account

the terms

and

conditions

inherent

in the

award,

including, where

relevant, dividend

rights,
transfer restrictions in effect

beyond

the vesting date, market conditions, and

non-vesting conditions.

For equity-settled awards,

fair value is not

remeasured unless

the terms of

the award are modified

such that there

is an
incremental

increase

in

value.

Expenses

are

recognized,

on

a

per-tranche

basis,

over

the

service

period

based

on

an
estimate of

the number

of instruments

expected

to vest

and

are adjusted

to reflect

the actual

outcomes

of service

or
performance conditions.

For equity-settled

awards,

forfeiture events

resulting

from a

breach

of a

non-vesting condition

(i.e., one

that does

not
relate to a service or performance condition)

do not result in any

adjustment to the share-based compensation

expense.
For

cash-settled

share-based

awards,

fair value

is

remeasured

at

each

reporting

date,

so

that

the

cumulative expense
recognized equals the cash distributed.

Other deferred compensation plans
Compensation

expense

for

other

deferred

compensation

plans

is

recognized

on

a

per-tranche

or

straight-line

basis,
depending

on

the nature

of the

plan. The

amount recognized

is measured

based on

the present

value of

the amount
expected to be paid under the plan and is remeasured at

each reporting date, so that the cumulative expense recognized equals the cash or the fair value of

respective financial instruments distributed.
›

Refer to Note 27

for more information
5)

Post-employment benefit plans
Defined benefit plans
Defined benefit plans specify an amount of benefit that an employee will receive, which usually depends on one or more factors,

such as

age, years

of service and

compensation.

The defined

benefit liability

recognized in

the balance sheet

is
the present value of the

defined

benefit obligation,

measured using the projected

unit credit method,

less the fair value
of

the

plan’s

assets

at

the balance

sheet

date,

with

changes

resulting

from

remeasurements

recorded

immediately

in
Other comprehensive income
. If the fair value of the plan’s

assets is higher than the present value of the defined

benefit
obligation, the recognition

of the resulting net asset

is limited to the present

value of economic benefits available

in the
form of

refunds from

the plan

or reductions

in future

contributions

to the plan.

Calculation o

f

the net

defined benefit
obligation or

asset takes

into account

the specific

features of

each plan,

including risk

sharing between

employee and
employer, and

is calculated periodically by independent

qualified actuaries.

Critical accounting estimates and judgments
The net defined benefit liability or asset at the balance sheet date and the related personnel expense depend on the expected future benefits to be provided, determined

using

a

number

of

economic

and

demographic

assumptions.

A

range

of

assumptions

could

be

applied,

and

different

assumptions

could
significantly alter

the defined benefit

liability or

asset and

pension expense

recognized. The

most significant

assumptions include

life expectancy,

discount
rate,

expected salary

increases,

pension

increases

and interest

credits on

retirement

savings account

balances. Sensitivity

analysis for

reasonable possible
movements in each significant assumption

for UBS‘s post-employment obligations is

provided in Note 26.
›

Refer to Note 26   for more information
Defined contribution plans
A

defined

contribution

plan

pays

fixed

contributions

into

a

separate

entity

from

which

post-employment

and

other
benefits are paid. UBS has

no legal or constructive obligation to pay further

amounts if the plan

does not hold sufficient
assets to pay employees

the benefits relating to employee

service in the current

and prior periods. Compensation expense
is recognized

when the

employees have rendered

services in exchange

for contributions.

This is generally in

the year of
contribution. Prepaid

contributions are

recognized

as an

asset to the

extent that a

cash refund

or a reduction

in future
payments is available.
6)

Income taxes
UBS is subject to the income

tax laws of Switzerland

and those of the non

-Swiss jurisdictions in which UBS has

business
operations.
The Group’s provision for income taxes is composed

of current and deferred taxes. Current income taxes represent taxes to be paid or refunded

for the current period or previous

periods.

Deferred tax

assets (DTAs) and

deferred tax liabilities

(DTLs) are recognized for

temporary differences between

the carrying
amounts

and

tax bases

of

assets

and

liabilities

that will

result

in deductible

or

taxable amounts

,

respectively

in

future
periods.

DTAs may also arise from

other sources, including

unused tax losses and

unused tax credits. DTAs and

DTLs are
measured

using

the applicable

tax

rates and

laws

that have

been

enacted or

substantively enacted

by

the end

of the
reporting period and

that will be in effect when such differences

are expected to reverse.
DTAs are

recognized only to

the extent it is

probable

that sufficient taxable profits

will be

available against which

these
differences can

be used

.

When an

entity or

tax group

has a

history of

recent

losses,

DTAs

are only

recognized

to the
extent there are sufficient

taxable temporary differences or there is

convincing other evidence

that sufficient taxable profit
will be available against which the

unused tax losses can be

utilized.
Deferred and current tax assets

and liabilities are offset when:

(i) they arise in the

same tax reporting group;

(ii) they relate
to the same

tax authority;

(iii) the legal

right to offset

exists;

and (iv) with

respect to

current taxes

they are

intended to
be settled net or realized simultaneously.
Current and deferred taxes are recognized

as income tax benefit or expense in the income statement, except for current
and deferred taxes recognized in relation

to: (i) the acquisition of a subsidiary

(for which such amounts

would affect the
amount

of goodwill

arising from

the acquisition);

(ii) gains

and losses

on

the sale

of treasury

shares

(for which

the tax
effects

are

recognized

directly

in
Equity
);

(iii) unrealized

gains

or

losses

on

financial

instruments

that

are

classified

at
FVOCI; (iv) changes in fair value of

derivative instruments designated as cash flow hedges; (v) remeasurements of defined benefit plans;

or (vi) certain

foreign currency

translations of

foreign operations.

Amounts relating

to points

(iii) through
(vi) above are recognized in
Other comprehensive income

within
Equity
.
UBS

reflects

the

potential

effect

of

uncertain

tax

positions

for

which

acceptance

by

the

relevant

tax

authority

is

not
considered probable by adjusting current or deferred

taxes, as applicable,

using either the most likely

amount or expected
value methods,

depending on

which method

is deemed

a better predictor

of the

basis on

which, and

extent to which,
the uncertainty will be resolved.
7)

Property, equipment and software
Property,

equipment and

software

is measured

at

cost less

accumulated dep

reciation

and impairment

losses. Software
development costs are capitalized

only when the costs

can be measured reliably

and it is probable that

future economic
benefits

will

arise.

Depreciation

of

property,

equipment

and

software

begins

when

they

are

available

for

use

and

is
calculated on a straight line basis over an

asset’s estimated useful life.

Property,

equipment

and

software

are

generally

tested

for

impairment

at

the

appropriate

cash-generating

unit

level,
alongside goodwill and intangible assets as described in item 8 in this

Note. An impairment charge is recognized for such
assets

if

the

recoverable

amount

is

below

its

carrying

amount.

The

recoverable

amounts

of

such

assets,

other

than
property that has

a market price, are

generally determined

using a

replacement cost approach

that reflects the amount
that would be currently required by a market participant to replace the service capacity of the asset. If such assets are no
longer used, they are tested individually for impairment.
›

Refer to Note 11

for more information
8) Goodwill
Goodwill

represents

the

excess of

the

consideration over

the

fair

value

of

identifiable assets,

liabilities and

contingent
liabilities acquired that arises in a

business combination.

Goodwill is not amortized, but is assessed for

impairment at the
end

of

each

reporting

period,

or

when

indicators

of

impairment

exist.

UBS

tests

goodwill

for

impairment

annually,
irrespective of whether

there is any indication

of impairment.

An impairment charge is recognized in the income

statement if the carrying

amount exceeds the recoverable amount

of a
cash-generating

unit.

Critical accounting estimates and judgments
UBS‘s methodology

for goodwill

impairment testing

is based

on a

model that

is most

sensitive to

the following

key assumptions

:

(i) forecasts of

earnings
available to shareholders

in years one to three; (ii) changes in

the discount rates; and (iii) changes in

the long-term growth rate.

Earnings available to shareholders

are estimated on

the basis of forecast

results, which are part

of the business plan approved

by the BoD. The discount
rates

and growth

rates are

determined using

external information,

and also

considering inputs

from both

internal and

external analysts

and the

view of
management.

The key assumptions

used to determine

the recoverable amounts

of each cash-generating

unit are tested

for sensitivity by applying

reasonably possible
changes to those assumptions.

›

Refer to Notes 2 and

12 for more information

9)

Provisions and contingent liabilities
Provisions are liabilities

of uncertain timing or

amount, and are

generally recognized

in accordance with

IAS 37,
Provisions,
Contingent

Liabilities and

Contingent

Assets
, when:

(i) UBS has

a present

obligation as

a result

of a

past event;

(ii) it is
probable that an outflow of resources

will be required to settle the obligation;

and (iii) a reliable estimate of the amount
of the obligation can be

made.

The majority of UBS’s provisions relate to litigation,

regulatory and similar matters, restructuring, and

employee benefits.
Restructuring provisions

are generally

recognized

as a

consequence

of management

agreeing to

materially change

the
scope of

the business

or the manner

in which

it is conducted,

including changes

in management

structures. Provisions
for employee benefits relate

mainly to service anniversaries

and sabbatical leave,

and are

recognized in accordance

with
measurement principles

set out

in item 4

in this Note.

In addition,

UBS presents

expected credit loss

allowances within
Provisions

if they relate to a loan commitment,

financial guarantee contract or

a revolving revocable credit line.
IAS 37 provisions are measured

considering the best

estimate

of the consideration

required to settle

the present obligation
at the balance sheet date.

When conditions required to recognize a provision

are not met, a contingent liability is disclosed, unless the likelihood of an outflow

of resources

is remote.

Contingent liabilities

are also

disclosed

for possible

obligations

that arise

from past
events, the existence of which will

be confirmed only by uncertain future

events not wholly within the

control of UBS.
10)

Foreign currency translation
Transactions

denominated in a foreign

currency are translated into the

functional currency of the reporting

entity at the
spot

exchange rate

on

the date

of

the transaction.

At the

balance

sheet date,

all monetary

assets,

including

those

at
FVOCI,

and

monetary liabilities

denominated

in

foreign

currency are

translated

into

the

functional

currency using

the
closing exchange rate. Translation

differences are

reported in
Other net income

from financial instruments

measured at
fair value through profit or loss
.
Non-monetary items measured

at historical cost are translated at the exchange

rate on the date of the

transaction.

Upon consolidation,

assets and liabilities

of foreign

operations are

translated

into US dollars,

UBS’s presentation

currency,

at
the closing exchange rate

on the balance sheet date,

and income and expense

items and other comprehensive

income are
translated at the average

rate for the period.

The resulting foreign

currency translation

differences are recognized

in
Equity

and reclassified

to the income

statement when

UBS disposes

of, partially

or in its

entirety, the

foreign

operation and

UBS no
longer controls the

foreign operation.
Share

capital issued,

share premium and treasury

shares held are translated

at the historic average

rate, with the

difference
between the historic average

rate and the

spot rate realized upon

repayment of share

capital or disposal

of treasury shares
reported as
Share premium.

Cumulative

amounts

recognized in
Other

comprehensive

income

in respect

of cash

flow hedges
and financial assets measured

at FVOCI are translated

at the closing exchange rate as

of the balance sheet dates, with

any
translation effects

adjusted through
Retained earnings
.
›

Refer to Note 32

for more information
11)

Equity, treasury shares and contracts on UBS

Group AG shares
Proceeds from

the issuance

of shares

are recognized

in
Share capital

for the nominal

value, with the

balance presented
in
Share premium
.
UBS Group AG shares held

(treasury shares)
UBS Group

AG shares held

by the Group

,

including those

purchased as

part of market-making

activities, are

presented
in
Equity

as
Treasury

shares

at their

acquisition

cost and

are deducted

from
Equity

until they

are canceled

or reissued.
The difference between

the proceeds from sales of

treasury shares and

their weighted average cost (net of tax,

if any) is
reported as
Share premium
.
Contracts on UBS Group AG

shares
Contracts involving

UBS Group

AG shares

that require

net cash

settlement, or

provide

the counterparty

or UBS

with a
settlement option that includes a choice of

settling net in cash, are classified

as derivatives held for trading.

UBS AG
Entity [Table]
Material accounting policies
a) Material accounting policies
This Note

describes the material

accounting

policies applied

in the preparation

of the consolidated

financial statements
(the Financial Statements) of UBS AG and its subsidiaries (UBS AG).

On 23 February 2023, the Financial Statements were
authorized for issue by the Board

of Directors (the BoD).
Basis of accounting
The Financial

Statements have

been

prepared

in accordance

with International

Financial Reporting

Standards

(IFRS), as
issued by the International Accounting Standards

Board (the IASB),

and are presented in

US dollars (USD).
Disclosures marked as audited in

the “Risk, capital, liquidity and funding,

and balance sheet” section of this report

form
an integral part of the Financial Statements. These disclosures relate to requirements under

IFRS 7,
Financial Instruments:
Disclosures,

and IAS 1,
Presentation of Financial Statements,
and are not repeated

in this section.

The

accounting

policies

described

in

this

Note

have

been

applied

consistently

in

all

years presented

unless

otherwise
stated in Note 1b.

Critical accounting estimates and judgments
Preparation of these

Financial

Statements under

IFRS requires

management to

apply judgment

and make

estimates

and assumptions that

affect reported

amounts
of assets, liabilities, income and expenses and disclosure,

of contingent assets and liabilities, and may involve significant uncertainty at the time they are made.
Such estimates and assumptions are based on the

best available information. UBS AG regularly reassesses such estimates and assumptions, which encompass historical experience,

expectations of the

future and other pertinent

factors, to

determine their continuing

relevance based on current

conditions,

updating them
as necessary.

Changes in those

estimates and assumptions

may have

a significant effect

on the

Financial Statements. Furthermore, actual results may

differ
significantly

from UBS AG’s estimates,

which could result

in significant

losses to UBS AG,

beyond what was

anticipated or provided

for.

The

following

areas

contain

estimation

uncertainty

or require

critical

judgment and

have

a significant

effect

on amounts

recognized

in

the Financial
Statements:

–
expected credit loss measurement

(refer to item 2g in this Note and

to Note 19);
–

fair value measurement (refer

to item 2f in this Note and to

Note 20);
–
income taxes (refer to item

6 in this Note and to Note 8);
–
provisions and contingent liabilities

(refer to item 9 in this Note and to Note

17);
–
post-employment benefit plans

(refer to item 5 in this Note and to Note 2

6);
–
goodwill (refer

to item 8 in this Note and to Note 12); and
–

consolidation of structured

entities (refer to item 1 in this

Note and to Note 28).

1) Consolidation
The

Financial

Statements

include

the

financial

statements

of

the

UBS

AG

and

its

subsidiaries,

presented

as

a

single
economic entity;

intercompany transactions

and balances

have been eliminated.

UBS AG

consolidates all entities

that it
controls,

including

structured

entities (SEs),

which

is the

case when

it has

:

(i) power

over

the relevant

activities

of the
entity;

(ii) exposure to

an entity‘s variable returns;

and (iii) the ability to use its power

to affect its own returns.
Consideration is

given to all

facts and circumstances to

determine whether UBS

AG has power

over another entity,

i.e.,
the current ability to direct the relevant activities

of an entity when decisions

about those activities need to be

made.

Subsidiaries,

including

SEs,

are consolidated

from

the date

when

control

is g

ained

and

deconsolidated

from

the

date
when control ceases. Control,

or the lack thereof, is reassessed if facts and circumstances indicate that there is a change
to one or more elements required

to establish that control is present.
Business

combinations

are accounted

for using

the acquisition

method.

The amount

of any

non-controlling

interest is
measured at the non-controlling

interest’s proportionate share

of the acquiree’s identifiable net assets.

›

Refer to Note 28   for more information

Critical accounting estimates and judgments
Each individual

entity is assessed

for consolidation in line

with the aforementioned

consolidation principles. The

assessment of

control can be

complex and
requires

the use

of significant

judgment,

in particular

in determining

whether UBS

AG has power

over the

entity.

As the

nature and

extent of

UBS AG’s
involvement is unique

for each entity,

there is no

uniform consolidation outcome

by entity.

Certain entities within a class

may be consolidated

while others
may not.

When carrying out

the consolidation assessment,

judgment is exercised

considering all the relevant

facts and circumstances,

including

the nature
and activities of the investee, as well as

the substance of voting and similar rights.

›

Refer to Note 28   for more information
2)

Financial instruments
a. Recognition
UBS AG

recognizes financial

instruments when

it becomes

a party

to contractual

provisions

of an

instrument. UBS

AG
applies settlement date accounting

to all standard purchases

and sales of non-derivative financial instruments.
In

transactions

where

UBS

AG

acts

as

a

transferee,

to

the

extent

the

financial

asset

transfer

does

not

qualify

for
derecognition by the transferor,

UBS AG does not recognize

the transferred instrument as

its asset.
UBS

AG

also

acts in

a

fiduciary

capacity,

which

results

in

it

holding

or

placing

assets

on

behalf

of

individuals,

trusts,
retirement benefit

plans

and other

institutions. Unless

these items

meet the

definition

of an

asset and

the recognition
criteria are

satisfied,

they are

not recognized

on

UBS AG’s

balance sheet

and

the related

income is

excluded

from the
Financial Statements.

Client cash balances associated with derivatives

clearing and execution services are not

recognized on the balance

sheet
if, through

contractual agreement, regulation

or practice,

UBS AG

neither obtains

benefits from nor

controls such

cash
balances.
b. Classification, measurement and

presentation
Financial assets

Where the contractual

terms of a

debt instrument

result in cash

flows that are

solely payments of principal

and interest
(SPPI) on

the principal amount

outstanding,

the debt

instrument is

classified as measured

at amortized

cost if it

is held
within a business model that has an objective of holding financial assets to collect contractual cash flows, or at fair value
through other

comprehensive income

(FVOCI) if it

is held

within a

business model

with the objective being

achieved by
both collecting contractual cash flows

and selling financial assets.

All other

financial assets

are measured

at fair

value

through

profit or

loss (

FVTPL), including

those

held

for trading

or
those

managed

on

a

fair value

basis,

except

for

derivatives

designated

in

a

hedge

relationship,

in

which

case

hedge
accounting requirements apply (refer to item

2j in this Note for more information).

Business model assessment and

contractual cash flow characteristics

UBS

AG determines

the nature

of a

business

model by

considering

the way

financial assets

are managed

to achieve

a
particular business objective.

In assessing whether contractual

cash flows are SPPI, the

UBS AG considers whether the

contractual terms of the

financial
asset

contain

a

term

that

could

change

the

timing

or

amount

of

contractual

cash

flows

arising

over

the

life

of

the
instrument. This assessment includes

contractual cash flows that

may vary due to environmental,

social and governance
(ESG) triggers.
Financial liabilities

Financial liabilities measured at amortized

cost

Financial liabilities

measured at

amortized cost

include
Debt issued

measured at

amortized cost

and
Funding from

UBS
Group

AG

measured

at

amortized

cost
.

The

latter

includes

contingent

capital

instruments

issued

to

UBS

Group

AG
containing

contractual provisions

under

which the

principal amounts

would be

written down

or converted

into equity
upon

either

a

specified

common

equity

tier 1

(CET1)

ratio

breach

or

a

determination

by

the

Swiss

Financial

Market
Supervisory Authority

(FINMA) that a

viability event has occurred.

Such contractual provisions

are not

derivatives, as the
underlying is deemed to be

a non-financial variable specific to a party to

the contract.

If a debt were to be written down or converted into equity in a future period, it would be partially or fully derecognized, with

the

difference

between

its

carrying

amount

and

the

fair

value

of

any

equity

issued

recognized

in

the

income
statement.

A gain or loss is recognized

in
Other income

when debt issued

is subsequently repurchased

for market-making or

other
activities. A subsequent

sale of own bonds in the market is treated as a reissuance

of debt.
Financial liabilities measured at fair value

through profit or loss

UBS AG designates certain

issued debt instruments as financial

liabilities at fair value through

profit or loss, on the

basis
that such financial instruments include non

-closely-related embedded derivatives that

significantly impact the cash flows
of the instrument

and /

or are

managed on

a fair value

basis (refer

to the table

below for

more information).

Financial
instruments

including

embedded

derivatives

arise

predominantly

from

the

issuance

of

certain

structured

debt
instruments.

Measurement and presentation

After initial

recognition,

UBS

AG classifies,

measures

and

presents

its financial

assets

and

liabilities in

accordance

with
IFRS 9, as described in the table

below.
Classification, measurement

and presentation of financial assets

Financial assets classification Significant items included
Measurement and

presentation
Measured at

amortized cost
This classification includes:
–

cash and balances at central banks;
–

loans and advances to banks;
–

receivables from

securities financing transactions;
–

cash collateral receivables

on derivative
instruments;
–

residential and

commercial mortgages;
–

corporate loans;
–

secured loans, including Lombard

loans, and
unsecured loans;
–

loans to financial advisors;

and
–

debt securities held as high

-quality liquid assets
(HQLA).

Measured at amortized

cost using the effective interest
method less allowances

for expected credit losses (ECL)
(refer to items 2d and 2g in

this Note for more information).
The following items are recognized

in the income
statement:
–

interest income, which is

accounted for in accordance
with item 2d in this Note;
–

ECL and reversals;

and
–

foreign exchange (FX)

translation gains and losses.
When a financial asset at amortized

cost is derecognized,
the gain or loss is recognized

in the income statement.
For amounts arising from

settlement of certain derivatives,
see below in this table.

Measured at
FVOCI

Debt
instruments
measured at
FVOCI
This classification primarily includes

debt securities
and certain asset-backed securities

held as HQLA.
Measured at fair value

,

with unrealized gains and losses
reported in
Other comprehensive income,
net of applicable
income taxes, until such investments

are derecognized.
Upon derecognition, any accumulated

balances in
Other
comprehensive income
are reclassified to the income
statement and reported

within
Other income.
The following items, which are

determined on the same
basis as for financial assets measured

at amortized cost, are
recognized in the income

statement:
–

interest income, which is

accounted for in accordance
with item 2d in this Note;
–

ECL and reversals; and
–

FX translation gains and losses.
Classification, measurement

and presentation of financial assets

Financial assets classification Significant items included
Measurement and

presentation
Measured at
FVTPL
Held for

trading
Financial assets held for

trading include:
–

all derivatives with a positive

replacement value, except
those that are designated

and effective hedging
instruments; and
–

other financial assets acquired

principally for the
purpose of selling or repurchasing

in the near term, or
that are part of a portfolio

of identified financial
instruments that are managed

together and for which
there is evidence of a recent

actual pattern of short-
term profit taking. Included

in this category are debt
instruments (including those

in the form of securities,
money market paper,

and traded corporate and bank
loans) and equity instruments.

Measured at fair value

,

with changes recognized in the
income statement.
Derivative assets (including

derivatives that are designated
and effective hedging instruments)

are generally
presented as
Derivative financial instruments
, except those
exchange-traded derivatives (ETD)

and over-the-counter
(OTC)-cleared derivatives that are

legally settled on a daily
basis or economically net

settled on a daily basis, which
are presented within
Cash collateral receivables on
derivative instruments.
Changes in fair value, initial transaction

costs, dividends
and gains and losses arising

on disposal or redemption are
recognized in
Other net income from financial
instruments measured at fair value

through profit or loss,
except interest income on instruments

other than
derivatives (refer to item 2d

in this Note), interest on
derivatives designated as hedging

instruments in hedges
of interest rate risk and

forward points on certain short-
and long-duration FX contracts acting

as economic
hedges, which are reported

in
Net interest income.

Changes in the fair

value of derivatives that are
designated and effective

hedging instruments are
presented either in the income

statement or
Other
comprehensive income
, depending on the type of hedge
relationship (refer

to item 2j

in this Note for more
information).
Mandatorily
measured at
FVTPL – Other
This classification includes financial asset

s

mandatorily
measured at FVTPL that are

not held for trading, as
follows:

–

certain structured loans, certain

commercial loans, and
receivables from

securities financing transactions that
are managed on a fair

value basis;

–

loans managed on a fair

value basis,

including those
hedged with credit derivatives

;
–

certain debt securities held as HQLA and

managed on a
fair value basis;

–

certain investment fund holdings

and assets held to
hedge delivery obligations related

to cash-settled
employee compensation plans;

–

brokerage receivables,

for which contractual cash flows
do not meet the SPPI criterion

because the aggregate
balance is accounted for as a

single unit of account,
with interest being calculated

on the individual
components;
–

auction rate securities, for

which contractual cash flows
do not meet the SPPI criterion

because interest may be
reset at rates that contain leverage

;
–

equity instruments;

and
–

assets held under unit-linked investment

contracts.
Classification, measurement

and presentation of financial liabilities

Financial liabilities classification Significant items included
Measurement and

presentation
Measured at amortized cost
This classification includes:
–

demand and time deposits;

–

retail savings / deposits;
–

sweep deposits;
–

payables

from securities financing transactions

;

–

non-structured debt

issued;

–

subordinated debt;

–

commercial paper and

certificates of deposit;

–

obligations against funding

from UBS Group AG; and
–

cash collateral payables on derivative

instruments.
Measured at amortized

cost using the effective interest
method.
When a financial liability at amortized

cost is
derecognized, the gain

or loss is recognized in the income
statement.

Interest Income generated

from client deposits
derecognized pursuant

to certain deposit sweep programs
is presented within
Net interest income from financial
instruments measured at fair value

through profit or loss
and other
.
Measured at
FVTPL
Held for trading Financial liabilities held for trading include:
–

all derivatives with a negative replacement

value
(including certain loan commitments)

,

except those
that are designated and

effective hedging
instruments; and
–

obligations to deliver financial

instruments, such as
debt and equity instruments,

that UBS AG has sold to
third parties but does not

own (short positions).
Measurement and presentati

on of financial liabilities
classified at FVTPL follow the

same principles as for
financial assets classified at FVTPL, except

that the amount
of change in the fair value of a

financial liability
designated at FVTPL that is

attributable to changes in UBS
AG’s own credit risk is

presented in
Other comprehensive
income

directly within
Retained earnings
and is never
reclassified to the income

statement.
Derivative liabilities (including derivatives

that are
designated and effective

hedging instruments) are
generally presented as
Derivative financial instruments,
except those exchange

-traded and OTC-cleared
derivatives that are legally settled

on a daily basis or
economically net settled on a

daily basis, which are
presented within
Cash collateral payables on derivative
instruments.
Designated at
FVTPL
UBS AG designates

at FVTPL the following financial
liabilities:
–
issued hybrid debt instruments

that primarily include
equity-linked, credit

-linked and rates-linked bonds or
notes;
–

issued debt instruments managed

on a fair value
basis;
–

obligations against funding

from UBS Group AG
managed on a fair value basis

;
–

certain payables from

securities financing
transactions;
–

amounts due under unit

-linked investment contracts,
the cash flows of which are

linked to financial assets
measured at FVTPL and eliminate

an accounting
mismatch;

and
–

brokerage payables, which arise

in conjunction with
brokerage receivables

and are measured at FVTPL to
achieve measurement consistency.
c. Loan commitments and financial guarantees
Loan

commitments

are

arrangements

to

provide

credit

under

defined

terms

and

conditions.

Irrevocable

loan
commitments

are

classified

as:

(i) derivative

loan

commitments

measured

at

fair

value

through

profit

or

loss;

(ii) loan
commitments

designated

at

fair

value

through

profit

or

loss;

or

(iii) loan

commitments

not

measured

at

fair

value.
Financial guarantee contracts are contracts that require

UBS AG to make specified payments to reimburse

the holder for
an incurred loss because a specified debtor fails to make

payments when due in accordance with the terms of a

specified
debt instrument.
d.

Interest income and expense
Interest

income

and

expense

are

recognized

in

the

income

statement

based

on

the

effective

interest

method.

When
calculating the effective interest rate (the EIR) for financial instruments (other than credit-impaired financial instruments),
UBS AG

estimates future cash

flows considering

all contractual terms of

the instrument,

but not expected

credit losses,
with

the

EIR

applied

to

the

gross

carrying

amount

of

the

financial asset

or

the

amortized

cost

of

a

financial

liability.
However,

when

a

financial

asset

becomes

credit-impaired

after

initial

recognition,

interest

income

is

determined

by
applying the

EIR to the

amortized cost of

the instrument,

which represents

the gross

carrying amount

adjusted for

any
credit loss allowance.

Upfront fees, including

fees on loan commitments not measured at fair value where a loan is expected to be issued, and
direct costs are

included

within the

initial measurement

of a

financial instrument

measured

at amortized cost

or FVOCI
and recognized over the expected life of

the instrument as part of its EIR.
Fees related

to loan

commitments where

no loan

is expected

to be

issued, as

well as

loan syndication

fees where

UBS
AG does not retain a portion of the syndicated loan or where UBS AG does retain a portion of the syndicated loan at the same effective yield for comparable risk as other participants,

are included in
Net fee and commission income
and either
recognized over the life of the commitment

or when syndication occurs.

›

Refer to item 3 in

this Note for more

information
Interest

income

on

financial

assets,

excluding

derivatives,

is

included

in

interest

income

when

positive

and

in

interest
expense

when

negative.

Similarly,

interest

expense

on

financial

liabilities,

excluding

derivatives,

is

included

in

interest
expense, except when interest rates are

negative, in which case it is included

in interest income.

›

Refer to item 2b in

this Note and

Note 3 for more information
e. Derecognition

Financial assets
UBS

AG

derecognizes

a

transferred

financial

asset,

or

a

portion

of

a

financial

asset,

if

the

purchaser

has

received
substantially all the risks and rewards of the asset or a significant part of the risks and rewards combined with a practical
ability to sell or pledge the asset.

Where

financial

assets

have

been

pledged

as

collateral

or

in

similar

arrangements,

they

are

considered

to

have

been
transferred

if the

counterparty has

received

the contractual

rights

to

the cash

flows

of the

pledged

assets, as

may

be
evidenced

by,

for

example,

the

counterparty’s

right

to

sell

or

repledge

the assets.

In

transfers where

control

over

the
financial

asset

is

retained,

UBS

AG

continues

to

recognize

the

asset

to

the

extent

of

its

continuing

involvement,
determined by the extent to which it is exposed

to changes in the value of the

transferred asset following the transfer.

›

Refer to Note 22

for more information

Financial liabilities
UBS

AG derecognizes

a

financial liability

when

it is

extinguished,

i.e., when

the obligation

specified

in the

contract is
discharged, canceled or expires. When

an existing financial liability is exchanged for a new

one from the same lender on
substantially

different

terms,

or

the

terms

of

an

existing

liability

are

substantially

modified,

the

original

liability

is
derecognized

and

a

new

liability

recognized

with

any

difference

in

the

respective

carrying

amounts

recorded

in

the
income statement.

Certain OTC derivative

contracts and most exchange-traded futures and option

contracts cleared through central

clearing
counterparties and exchanges are considered

to be settled on a daily basis,

as the payment or receipt of variation margin
on a daily basis represents

legal or economic settlement, which results in derecognition of the associated derivatives.
›

Refer to Note 21

for more information

f.

Fair value of financial instruments
UBS

AG

accounts

for

a

significant

portion

of

its

assets

and

liabilities

at

fair

value.

Fair

value

is

the

price

on

the
measurement date

that would be

received for the

sale of an

asset or paid

to transfer a liability in

an orderly

transaction
between market participants

in the principal

market, or in

the most advantageous

market in the

absence of

a principal
market.

›

Refer to Note 20

for more information
g.

Allowances and provisions for expected credit losses
ECL are

recognized

for financial

assets measured

at amortized

cost, financial

assets

measured

at FVOCI,

fee and

lease
receivables,

financial

guarantees,

and

loan

commitments

not

measured

at

fair

value.

ECL

are

also

recognized

on

the
undrawn

portion

of

committed

unconditionally

revocable

credit

lines,

which

include

UBS

AG’s

credit

card

limits

and
master credit

facilities, as

UBS

AG

is exposed

to credit

risk because

the borrower

has the

ability

to draw

down

funds
before UBS AG can take credit

risk mitigation actions.
Recognition of expected credit losses

ECL are recognized on

the following basis.
–

Stage 1 instruments: Maximum 12-month ECL are recognized from initial recognition, reflecting the portion of lifetime
cash shortfalls that would result

if a default occurs in

the 12 months after the

reporting date, weighted

by the risk of
a default occurring.

–

Stage 2 instruments: Lifetime ECL are recognized if

a significant increase in credit risk (an SICR) is

observed subsequent
to

the

instrument’s

initial

recognition,

reflecting

lifetime

cash

shortfalls

that

would

result

from

all

possible

default
events over

the expected

life of a

financial instrument,

weighted by

the risk of

a default

occurring. When

an SICR

is
no longer observed, the instrument will

move back to stage 1.
–

Stage 3

instruments: Lifetime

ECL are

always recognized

for credit-impaired

financial instruments,

as determined

by
the occurrence

of one

or more

loss events,

by estimating

expected cash

flows based

on a

chosen

recovery strategy.
Credit-impaired exposures

may include

positions for

which no

allowance has

been recognized,

for example because
they are expected to be fully recoverable through

collateral held.
–

Changes in lifetime ECL since initial recognition

are also recognized for assets that are

purchased or originated

credit-
impaired (POCI).

POCI financial instruments

include those

that are

purchased at

a deep discount

or newly originated
with a defaulted counterparty;

they remain a separate category until

derecognition.

All or part of

a financial

asset is written

off if it

is deemed uncollectible

or forgiven. Write-offs reduce the

principal amount
of a claim

and are charged against related allowances for

credit losses. Recoveries, in part or

in full, of amounts previously
written off are generally credited

to
Credit loss expense / (release)
.

ECL are recognized in the income statement in
Credit loss expense / (release)
. A corresponding ECL allowance is reported
as a decrease

in the carrying

amount of

financial assets measured

at amortized

cost on

the balance

sheet. For financial
assets that

are

measured

at FVOCI,

the carrying

amount

is not

reduced,

but an

accumulated amount

is recognized

in
Other comprehensive

income
. For

off-balance sheet

financial instruments

and

other credit

lines, provisions

for ECL

are
presented in
Provisions.
Default and credit impairment
UBS AG applies a single

definition of default for credit

risk management purposes,

regulatory reporting and

ECL, with a
counterparty classified as defaulted based

on quantitative and qualitative criteria.

›

Refer to “Credit policies

for distressed assets”

in the “Risk

management and

control”

section of this

report for more information
Measurement of expected credit losses
IFRS 9 ECL

reflect an unbiased,

probability-weighted estimate

based on

loss expectations resulting

from default events.
The method

used to

calculate ECL

applies the

following

principal factors:

probability of

default (PD),

loss given

default
(LGD) and

exposure at

default (EAD).

Parameters are

generally

determined on

an individual

financial asset

level. Based
on the

materiality of the portfolio,

for credit card

exposures and

personal account overdrafts

in Switzerland,

a portfolio
approach is applied that derives

an average PD and LGD

for the entire portfolio. PDs

and LGDs used in

the ECL calculation
are point-in-time

(PIT)-based for

key portfolios

and consider

both current

conditions and

expected cyclical changes.

For
material portfolios, PDs and LGDs are

determined for different scenarios, whereas EAD projections are treated as scenario
independent.
For the

purpose

of determining

the ECL

-relevant parameters,

UBS

AG leverages

its

Basel III advanced

internal

ratings-
based

(A-IRB)

models that

are also

used

in determi

ning

expected

loss (EL)

and

risk-weighted

assets under

the Basel

III
framework and Pillar 2 stress loss models. Adjustments have

been made to these models and IFRS 9-related models have
been developed that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that PDs and LGDs used in the ECL calculation are PIT-based, as opposed to the corresponding Basel III through-the-cycle
(TTC)

parameters.

All

models

that

are

relevant

for

measuring

expected

credit

losses

are

subject

to

UBS

AG’s

model
validation and oversight processes.
Probability of default:
PD represents

the probability of a default

over a specified time

period. A 12

-month PD represents
the probability of default determined

for the next 12 months and a lifetime PD represents

the probability of default over
the remaining lifetime

of the instrument. PIT

PDs are derived

from TTC PDs and

scenario forecasts. The modeling is

region,
industry and

client segment

specific and

considers both

macroeconomic scenario

dependencies

and client-idiosyncratic
information.
Exposure at default:
EAD represents an estimate of the exposure to credit

risk at the time of

a potential default occurring,
considering expected repayments, interest

payments and accruals, discounted

at the EIR. Future drawdowns on

facilities
are considered

through a

credit conversion factor

(a

CCF) that is

reflective of historical

drawdown

and default

patterns
and the characteristics of the

respective portfolios.
Loss given default:
LGD represents an estimate

of the loss at the time of a potential

default occurring, taking

into account
expected

future

cash

flows

from

collateral

and

other

credit

enhancements,

or

expected

payouts

from

bankruptcy
proceedings for unsecured

claims and, where applicable,

time to realization

of collateral and the

seniority of claims.

LGD is
commonly expressed

as a percentage of

EAD.
Estimation of expected credit losses
Number of scenarios and estimation

of scenario weights
Determination of

probability-weighted ECL

requires evaluating

a range of diverse

and relevant future

economic conditions,
especially with a view

to modeling the

non-linear effect of assumptions

about macroeconomic

factors on the

estimate.

To accommodate

this requirement,

UBS

AG uses

different

economic

scenarios

in the

ECL calculation.

Each scenario

is
represented

by a

specific scenario

narrative,

which

is

relevant

considering

the exposure

of key

portfolios

to

economic
risks, and for which

a set of

consistent macroeconomic variables is

determined. The estimation of the appropriate weights
for

these

scenarios

is

predominantly

judgment-based.

The

assessment

is

based

on

a

holistic review

of

the

prevailing
economic or

political

conditions,

which may

exhibit

different levels

of uncertainty.

It takes

into account

the impact

of
changes in the nature

and severity of the underlying scenario narratives

and

the projected economic variables.

The determined

weights constitute

the probabilities that

the respective

set of macroeconomic

conditions will

occur and
not that the chosen particular narratives with

the related macroeconomic variables

will materialize.
Macroeconomic and other factors
The range

of macroeconomic,

market and

other factors

that is

modeled as

part of

the scenario

determination

is wide,
and historical information

is used to

support the identification

of the key

factors. As the

forecast horizon

increases, the
availability of

information

decreases,

requiring

an increase

in judgment.

For

cycle-sensitive PD

and

LGD

determination
purposes,

UBS AG

projects the

relevant economic

factors for

a period

of three

years before

reverting,

over a

specified
period, to cycle-neutral PD and LGD for longer

-term projections.

Factors relevant

for ECL

calculation

vary by

type of

exposure.

Regional and

client-segment

characteristics

are generally
taken into account, with specific focus

on Switzerland and the US,

considering UBS AG’s key ECL-relevant

portfolios.
For

UBS

AG,

the

following

forward-looking

macroeconomic

variables

represent

the

most

relevant

factors

for

ECL
calculation:

–

GDP growth rates, given their significant

effect on borrowers’

performance;

–

unemployment rates, given their significant effect

on private clients’ ability to meet

contractual obligations;

–

house price indices, given their significant

effect on mortgage collateral

valuations;

–

interest rates, given their significant effect on

counterparties’ abilities to service

debt;

–

consumer price

indices,

given their

overall relevance

for companies’

performance,

private

clients’ purchasing

power
and economic stability; and
–

equity indices, given that they are an

important factor in our corporate rating

tools.

Scenario generation, review process and

governance
A team of

economists, which

is part

of Group

Risk Control,

develop the

forward-looking

macroeconomic assumptions
with involvement from a broad

range of experts.
The

scenarios,

their weight

and

the

key macroeconomic

and

other

factors

are

subject

to

a

critical

assessment

by

the
IFRS 9 Scenario

Sounding

Sessions

and

ECL Management

Forum, which

include senior

management

from

Group

Risk
and Group

Finance. Important aspects

for the

review include

whether there

may be

particular credit

risk concerns

that
may not be

capable of being

addressed systematically and

require post-model

adjustments for stage

allocation and

ECL
allowance.

The

Group

Model

Governance

Committee

(the

GMGC),

as

the

highest

authority

under

UBS

AG’s

model

governance
framework, ratifies the decisions

taken by the ECL Management Forum.

›

Refer to Note 19

for more information
ECL measurement period

The period

for which lifetime ECL are

determined is

based on the

maximum contractual period

that UBS AG is

exposed
to

credit

risk,

taking

into

account

contractual

extension,

termination

and

prepayment

options.

For

irrevocable

loan
commitments

and

financial guarantee

contracts, the

measurement

period

represents

the maximum

contractual

period
for which UBS AG has an

obligation to extend credit.
Additionally, some financial instruments include both

an on-demand loan and a revocable undrawn commitment, where
the contractual cancellation right

does not limit UBS AG’s exposure

to credit risk to the contractual notice period,

as the
client has the ability

to draw down funds

before UBS AG can

take risk-mitigating actions. In

such cases UBS

AG is required
to estimate

the period

over which

it is exposed

to credit

risk. This

applies to

UBS AG’s

credit card

limits, which

do not
have a defined

contractual maturity date,

are callable on

demand and

where the drawn

and undrawn

components are
managed as

one exposure. The

exposure arising from

UBS AG’s

credit card limits is

not significant and

is managed

at a
portfolio level, with

credit actions

triggered when

balances are

past due. An

ECL measurement period

of seven years

is
applied for credit card limits, capped at

12 months for stage 1 balances, as a proxy for the period that

UBS AG is exposed
to credit risk.
Customary master credit

agreements in the

Swiss corporate market

also include

on-demand loans and revocable

undrawn
commitments.

For

smaller

commercial

facilities,

a

risk-based

monitoring

(RbM)

approach

is

in

place

that

highlights
negative

trends

as

risk

events,

at

an

individual

facility

level,

based

on

a

combination

of

continuously

updated

risk
indicators. The risk events

trigger additional credit reviews

by a risk officer,

enabling informed credit decisions to

be taken.
Larger corporate facilities are not subject to

RbM, but are reviewed

at least annually through a formal credit review. UBS
AG has assessed these credit risk management practices and considers both the

RbM approach and formal credit reviews
as substantive

credit reviews

resulting

in a re

-origination o

f

the given

facility. Following

this, a 12

-month measurement
period from

the reporting date

is used

for both types

of facilities as an

appropriate proxy of

the period

over which UBS
AG is

exposed to credit

risk, with 12

months also used

as a

look-back period for

assessing SICR, always from

the respective
reporting date.
Significant increase in credit risk

Financial

instruments

subject

to ECL

are monitored

on an

ongoing

basis.

To

determine

whether

the recognition

of a
maximum

12-month

ECL

continues

to

be

appropriate,

an

assessment

is

made

as

to whether

an SICR

has

occurred
since initial

recognition

of the

financial instrument

,

applying

both quantitative

and qualitative

factors.

Primarily, UBS AG assesses changes in an instrument’s

risk of default on a quantitative basis by comparing the

annualized
forward-looking and

scenario-weighted lifetime PD of an instrument determined

at two different dates:

–

at the reporting date; and

–

at inception of the instrument.
If, based

on UBS

AG’s quantitative

modeling, an

increase exceeds a

set threshold,

an SICR

is deemed

to have occurred
and the instrument is transferred to

stage 2 with lifetime ECL recognized.
The threshold

applied varies depending

on the

original credit

quality of

the borrower,

with a higher

SICR threshold

set
for those

instruments with

a low

PD at

inception. The

SICR assessment

based on

PD changes

is made

at an

individual
financial asset

level. A

high-level overview

of the

SICR

trigger, which

is a

multiple of

the annualized

remaining

lifetime
PIT

PD

expressed

in

rating downgrades

,

is provided

in the

“SICR

thresholds”

table below.

The

actual SICR

thresholds
applied are defined on

a more granular level by interpolating between the

values shown in

the table.
SICR thresholds
–
Internal rating at origination

of the instrument
–
Rating downgrades /
SICR trigger
0–3 3
4–8 2
9–13 1
›

Refer to the “Risk

management and

control” section of

this report for more

details about

UBS AG’s internal grading

system
Irrespective of

the SICR

assessment based

on

default probabilities,

credit risk

is generally

deemed to

have significantly
increased

for

an

instrument

if

the

contractual

payments

are

more

than

30

days

past

due.

For

certain

less

material
portfolios, specifically the Swiss

credit card

portfolio,

the 30-day past due criterion

is used as the

primary indicator of an
SICR. Where instruments are transferred to stage 2 due to

the 30-day past due criterion, a

minimum period of six

months
is applied before a transfer

back to stage 1 can be triggered. For

instruments in Personal & Corporate Banking and Global
Wealth Management

Region Switzerland

that are between

90 and 180 days

past due but

have not been

reclassified to
stage 3, a one-year period is applied

before a transfer back to stage 1 can

be triggered.
Additionally,

based

on

individual

counterparty-specific

indicators,

external

market

indicators

of

credit

risk

or

general
economic conditions, counterparties may be moved

to a watch list, which is used as a secondary qualitative indicator for an

SICR.

Exception

management

is

further

applied,

allowing

for

individual

and

collective

adjustments

on

exposures
sharing the same credit risk characteristics

to take account of specific situa

tions that are not otherwise

fully reflected.

In general, the overall SICR determination process does not apply to Lombard loans, securities financing transactions and certain

other

asset-based

lending

transactions,

because

of

the

risk

management

practices

adopted,

including

daily
monitoring

processes

with strict

margining.

If margin

calls are

not satisfied,

a position

is closed

out

and classified

as a
stage 3 position. In exceptional cases, an individual adjustment and a transfer into stage 2 may be made to take account
of specific facts.
Credit risk

officers are

responsible

for the

identification

of an

SICR,

which for

accounting

purposes

is in

some respects
different

from

internal

credit

risk

management

processes
.

This

difference
  mainly arises
because

ECL

accounting
requirements are instrument-specific, such that a borrower can have multiple exposures allocated to different stages, and
maturing loans in stage 2

will migrate to stage 1 upon renewal irrespective of the actual credit risk at that time. Under a
risk-based

approach,

a

holistic

counterparty

credit

assessment

and

the

absolute

level

of

risk

at

any

given

date

will
determine what risk-mitigating actions

may be warranted.
›

Refer to the “Risk

management and

control” section of

this report for more

information

Critical accounting estimates and judgments
The calculation of ECL requires management to apply significant judgment and make estimates and assumptions that can result in significant changes to the timing and amount of ECL recognized.

Determination of a significant

increase in credit risk

IFRS 9 does

not include a definition

of what constitutes an

SICR,

with UBS AG’s assessment

considering qualitative and

quantitative criteria.

An IFRS 9 ECL
Management Forum has

been established to review and challenge the SICR

results.
Scenarios, scenario weight

s

and macroeconomic variables

ECL reflect

an unbiased

and

probability-weighted

amount,

which UBS

AG determines

by evaluating

a range

of possible

outcomes.

Management

selects
forward-looking scenarios that include relevant macroeconomic variables and management’s assumptions around future

economic conditions. IFRS 9

Scenario
Sounding Sessions,

in addition to

the IFRS 9 ECL Management

Forum, are in place

to derive,

review and challenge

the scenario selection

and weights, and
to determine whether any

additional post-model adjustments are

required that may significantly affect ECL

.

ECL measurement period
Lifetime ECL are generally determined based upon the contractual maturity of the transaction, which significantly affects ECL.

For credit card limits and Swiss
callable master

credit facilities,

judgment is

required,

as UBS

AG must

determine

the period

over

which it

is exposed

to credit

risk. A

seven-year period

is
applied for credit card limits,

capped at 12 months for stage 1 positions,

and a 12-month period applied for master credit

facilities.

Modeling and post-model adjustments
A number of

complex models have been

developed or modified

to calculate ECL,

with additional post

-model adjustments required

which may significantly
affect ECL. The models

are governed by UBS AG’s model

validation controls and approved

by the GMGC. The post-model adjustments

are approved by the
ECL Management Forum and endorsed

by the GMGC.
A sensitivity analysis covering

key macroeconomic variables, scenario

weights and SICR trigger points on ECL measurement

is provided in Note 19f
.

›

Refer to Note 19

for more information
h. Restructured and

modified financial assets
When payment default is expected,

or where default has already occurred,

UBS AG may grant concessions to borrowers
in financial difficulties

that it would not

consider in the normal

course of its business,

such as preferential

interest rates,
extension of maturity,

modifying the schedule of repayments,

debt / equity swap, subordination,

etc.

›

Refer to the “Risk

management and

control” section of

this report for more

information
Modifications result in an alteration of

future contractual cash flows and can

occur within UBS AG’s normal risk

tolerance
or as part of a

credit restructuring where

a counterparty

is in financial difficulties.

The restructuring or

modification of a
financial asset

could

lead

to

a

substantial change

in

the terms

and

conditions,

resulting

in

the

original

financial asset
being

derecognized

and

a

new

financial

asset

being

recognized.

Where

the

modification

does

not

result

in

a
derecognition, any difference between the modified contractual cash flows discounted at the original EIR and

the existing
gross carrying amount of the given financial

asset is recognized in the income statement

as a modification gain or loss.

i. Offsetting
UBS AG presents financial assets and liabilities on its balance sheet net if (i) it has a legally enforceable right to set off the
recognized

amounts

and

(ii) it

intends

either

to

settle

on

a

net

basis

or

to

realize

the

asset

and

settle

the

liability
simultaneously.

Netted

positions

include,

for

example,

certain

derivatives

and

repurchase

and

reverse

repurchase
transactions with various counterparties,

exchanges and

clearing houses.
In

assessing

whether

UBS

AG

intends

to

either

settle

on

a

net

basis,

or

to

realize

the

asset

and

settle

the

liability
simultaneously, emphasis

is placed on

the effectiveness of

operational settlement mechanics

in eliminating substantially
all credit and liquidity exposure between

the counterparties. This condition precludes offsetting

on the balance sheet for
substantial amounts of UBS

AG’s financial assets and liabilities,

even though

they may be subject to enforceable netting
arrangements. Repurchase

arrangements and

securities financing transactions

are presented

net only to

the extent that
the settlement

mechanism eliminates,

or results

in insignificant,

credit and

liquidity

risk, and

processes

the receivables
and payables in a single

settlement process or cycle.
›

Refer to Note 21
for more information

j. Hedge accounting
UBS AG applies hedge accounting

requirements of IFRS 9 where

the criteria for documentation and

hedge effectiveness
are met.

If a

hedge

relationship

no longer

meets the

criteria for

hedge

accounting, hedge

accounting

is discontinued.
Voluntary discontinuation

of hedge accounting

is not permitted under IFRS 9.
Fair value hedges of interest rate risk

related to debt instruments and

loan assets
The

fair value

change

of

the

hedged

item attributable

to

a

hedged

risk is

reflected

as

an

adjustment

to

the

carrying
amount

of

the

hedged

item and

recognized

in

the

income

statement

along

with

the

change

in

the

fair value

of

the
hedging instrument.
Fair value hedges of FX risk related to

debt instruments
The fair value change of the

hedged item attributable to the

hedged risk is reflected

in the measurement of the hedged
item and

recognized

in the

income statement

along

with the

change

in the

fair value

of the

hedging instrument.

The
foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the designation
and

accounted

for

as a

cost of

hedging

with

amounts

deferred

in
Other comprehensive

income

within
Equity
.

These
amounts are released to the

income statement over the term

of the hedged item.
Discontinuation of fair value hedges
Discontinuations for reasons other

than derecognition of the

hedged item result in

an adjustment to the

carrying amount,
which

is

amortized

to

the

income

statement

over

the

remaining

life

of

the

hedged

item

using

the

effective

interest
method. If the hedged item is derecognized,

the unamortized fair value adjustment or deferred

cost of hedging amount
is recognized immediately in the income

statement as part of any derecognition

gain or loss.
Cash flow hedges of

forecast transactions
Fair value gains or losses associated

with the effective portion of derivatives designated as cash flow hedges for cash flow
repricing

risk are

recognized

initially in
Other comprehensive

income
within
Equity

and

reclassified to
Interest income
from financial

instruments measured

at amortized

cost and

fair value

through other

comprehensive income

or
Interest
expense

from financial

instruments

measured

at

amortized

cost

in

the

periods

when

the

hedged

forecast

cash

flows
affect profit

or loss,

including

discontinued

hedges for which

forecast

cash flows are

expected to

occur.

If the

forecast
transactions

are

no

longer

expected

to

occur,

the

deferred

gains

or

losses

are

immediately reclassified

to

the

income
statement.
Hedges of net investments in foreign

operations
Gains or losses

on the

hedging

instrument relating

to the effective

portion of

a hedge

are recognized

directly in
Other
comprehensive income

within
Equity,
while any gains

or losses

relating to the

ineffective and

/ or undesignated

portion
(for example,

the interest element

of a forward contract)

are recognized in the income

statement. Upon disposal or

partial
disposal of

the foreign operation,

the cumulative value of

any such

gains or losses

recognized in
Equity

associated with
the entity

is reclassified to
Other income
.
Interest Rate Benchmark Reform

UBS

AG

continues

hedge

accounting

during

the

period

of

uncertainty

before

existing

interest

rate

benchmarks

are
replaced with

alternative risk-

free interest

rates. During

this period,

UBS AG

assumes

that the current

benchmark rates
will continue

to

exist, such

that forecast

transactions

are

considered

highly probable

and

hedge

relationships

remain,
with little or no consequential

impact on the financial

statements. Upon replacement of existing interest rate benchmarks by alternative risk-free

interest rates,

UBS AG

applies the requirements

of
Amendments to IFRS 9

,

IAS 39, IFRS 7, IFRS 4
and IFRS 16 (Interest Rate Benchmark

Reform – Phase 2),
where applicable
.

›

Refer to Note 25

for more information
3)

Fee and commission income and

expenses
UBS AG earns fee income from the diverse range of

services it provides to its clients. Fee income can be divided into two broad

categories:

fees

earned

from

services

that

are

provided

over

a

certain

period

of

time, such

as

management

of
clients’

assets,

custody

services

and

certain

advisory

services;

and

fees

earned

from

point-in-time

services,

such

as
underwriting

fees,

deal-contingent

merger

and

acquisitions

fees,

and

brokerage

fees

(e.g.,

securities

and

derivatives
execution and

clearing). UBS

AG recognizes

fees earned

from PIT

services

when it

has fully

provided the

service

to the
client.

Where the contract requires services to be provided over time, income is recognized on a systematic basis over the life of the agreement.
Consideration

received is

allocated

to

the

separately identifiable

performance

obligations

in

a

contract. Owing

to

the
nature

of

UBS

AG’s

business,

contracts

that

include

multiple

performance

obligations

are

typically

those

that

are
considered to

include a series

of similar performance

obligations fulfilled

over time with

the same pattern

of transfer to
the client, e.g.,

management of

client assets and

custodial services. As a

consequence, UBS AG

is not required

to apply
significant judgment in allocating the

consideration received across the various

performance obligations.
PIT services

are generally

for a

fixed price

or dependent

on deal

size, e.g.,

a fixed number

of basis

points of

trade size,
where the amount of revenue is known when the performance obligation is met. Fixed

-over-time fees are recognized on
a straight-line

basis over the

performance period. Custodial and asset

management fees can

be variable

through reference
to

the

size

of

the

customer

portfolio.

However,

they

are

generally

billed

on

a

monthly

or

quarterly

basis

once

the
customer’s

portfolio

size

is

known

or

known

with

near

certainty

and

therefore

also

recognized

ratably

over

the
performance

period.

UBS

AG

does

not

recognize

performance

fees

related

to

management

of

clients’

assets

or

fees
related to contingencies beyond

UBS AG’s control until such uncertainties are

resolved.

UBS AG’s fees are generally earned from short-term contracts. As a result, UBS AG’s contracts do not include a financing
component

or result

in the

recognition of

significant receivables

or prepayment

assets. Furthermore,

due

to the

short-
term nature of such

contracts, UBS AG has not

capitalized any material

costs to obtain

or fulfill a contract

or generated
any significant contract assets or liabilities.
UBS AG presents expenses

primarily in line with their nature

in the income statement,

differentiating between expenses
that

are

directly

attributable

to

the

satisfaction

of

specific

performance

obligations

associated

with

the

generation

of
revenues, which are generally presented within
Total revenues

as
Fee and commission expense
, and those that are

related
to

personnel,

general

and

administrative

expenses,

which

are

presented

within
Operating

expenses
.

For

derivatives
execution

and

clearing services

(where

UBS

AG acts

as an

agent),

UBS

AG only

records

its specific

fees in

the income
statement,

with

fees

payable

to

other

parties

not

recognized

as

an

expense

but

instead

directly

offset

against

the
associated income collected from the given

client.
›

Refer to Note 4 for

more information,

including the

disaggregation of

revenues
4) Share-based and other deferred

compensation plans
UBS AG recognizes expenses for deferred compensation awards over the period that the employee is required to provide service to

become entitled

to the

award.

Where the

service period

is shortened,

for example in

the case

of employees
affected by restructuring programs or mutually agreed termination provisions, recognition of such expense is accelerated
to the

termination date.

Where no

future service

is required,

such as

for employees

who are

eligible for

retirement or
who

have

met

certain

age

and

length-of-service

criteria,

the

services

are

presumed

to

have

been

received

and
compensation expense

is recognized

over the performance

year or,

in the case

of off-cycle awards,

immediately on

the
grant date.
Share-based compensation plans
UBS Group AG is the grantor of

and maintains the obligation to settle share-based compensation plans that are awarded to employees

of UBS

AG. As

a consequence,

UBS

AG classifies

the awards

of UBS

Group

AG shares

as equity-settled
share-based payment transactions.

UBS AG recognizes the fair value of awards

granted to its employees by reference

to
the fair value of UBS Group

AG’s equity instruments on

the date of grant, taking

into account the terms and

conditions
inherent in

the award, including,

where relevant, dividend

rights, transfer restrictions

in effect beyond

the vesting date,
market conditions, and non

-vesting conditions.

For equity-settled awards,

fair value is not

remeasured unless

the terms of

the award are modified

such that there

is an
incremental

increase

in

value.

Expenses

are

recognized,

on

a

per-tranche

basis,

over

the

service

period

based

on

an
estimate of

the number

of instruments

expected

to vest

and

are adjusted

to reflect

the actual

outcomes

of service

or
performance conditions.

For equity-settled

awards,

forfeiture events

resulting

from a

breach

of a

non-vesting condition

(i.e., one

that does

not
relate to a service or performance condition)

do not result in any

adjustment to the share-based compensation

expense.
For

cash-settled

share-based

awards,

fair value

is

remeasured

at

each

reporting

date,

so

that

the

cumulative expense
recognized equals the cash distributed.

Other deferred compensation plans
Compensation

expense

for

other

deferred

compensation

plans

is

recognized

on

a

per-tranche

or

straight-line

basis,
depending

on the

nature of

the plan.

The amount

recognized

is measured

based on

the present

value of

the amount
expected to be paid under the plan and is remeasured at

each reporting date, so that the cumulative expense recognized equals the cash or the fair value of

respective financial instruments distributed.
›

Refer to Note 27

for more information
5)

Post-employment benefit plans
Defined benefit plans
Defined benefit plans specify an amount of benefit that an employee will receive, which usually depends on one or more factors,

such as

age, years

of service and

compensation.

The defined

benefit liability

recognized in

the balance sheet

is
the present value of the

defined

benefit obligation,

measured using the projected

unit credit method,

less the fair value
of

the

plan’s

assets

at

the balance

sheet

date,

with

changes

resulting

from

remeasurements

recorded

immediately

in
Other comprehensive income
. If the fair value of the plan’s

assets is higher than the present value of the defined

benefit
obligation, the recognition

of the resulting net asset

is limited to the present

value of economic benefits available

in the
form of

refunds from

the plan

or reductions

in future

contributions

to the plan.

Calculation o

f

the net

defined benefit
obligation or

asset takes

into account

the specific

features of

each plan,

including risk

sharing between

employee and
employer, and

is calculated periodically by independent

qualified actuaries.

Critical accounting estimates and judgments
The net defined benefit liability or asset at the balance sheet date and the related personnel expense depend on the expected future benefits to be provided, determined

using

a

number

of

economic

and

demographic

assumptions.

A

range

of

assumptions

could

be

applied,

and

different

assumptions

could
significantly alter

the defined benefit

liability or

asset and

pension expense

recognized. The

most significant

assumptions include

life expectancy,

discount
rate,

expected salary

increases,

pension

increases

and interest

credits on

retirement

savings account

balances. Sensitivity

analysis for

reasonable possible
movements in each significant assumption

for UBS AG‘s post-employment obligations is

provided in Note 26.
›

Refer to Note 26   for more information
Defined contribution plans
A

defined

contribution

plan

pays

fixed

contributions

into

a

separate

entity

from

which

post-employment

and

other
benefits

are

paid.

UBS

AG

has

no

legal

or

constructive

obligation

to

pay

further

amounts

if

the

plan

does

not

hold
sufficient

assets

to

pay

employees

the

benefits

relating

to

employee

service

in

the

current

and

prior

periods.
Compensation

expense is recognized

when the employees

have rendered

services in exchange

for contributions.

This is
generally in the year of contribution. Prepaid contributions are recognized as an asset to the extent that a cash refund or
a reduction in future payments

is available.
6)

Income taxes
UBS AG

is subject to

the income tax

laws of Switzerland

and those

of the non

-Swiss jurisdictions in

which UBS

AG has
business operations.
UBS AG’s provision for income taxes is composed of current and deferred taxes. Current income taxes represent taxes to
be paid or

refunded for the current period or

previous periods.

Deferred tax

assets (DTAs) and

deferred tax liabilities

(DTLs) are recognized

for temporary differences

between the carrying
amounts

and

tax bases

of

assets

and

liabilities

that will

result

in deductible

or

taxable amounts

,

respectively

in

future
periods.

DTAs may also arise from

other sources, including

unused tax losses and

unused tax credits. DTAs and

DTLs are
measured

using

the applicable

tax

rates and

laws

that have

been

enacted or

substantively enacted

by

the end

of the
reporting period and

that will be in effect when such differences

are expected to reverse.
DTAs are recognized

only to the

extent it is probable

that sufficient taxable profits

will be

available against which

these
differences can

be used

.

When an

entity or

tax group

has a

history of

recent

losses,

DTAs

are only

recognized

to the
extent there are sufficient

taxable temporary differences or there is

convincing other evidence

that sufficient taxable profit
will be available against which the

unused tax losses can be

utilized.
Deferred and current tax assets

and liabilities are offset when:

(i) they arise in the

same tax reporting group;

(ii) they relate
to the same

tax authority;

(iii) the legal

right to offset

exists;

and (iv) with

respect to

current taxes

they are

intended to
be settled net or realized simultaneously.
Current and deferred taxes are recognized

as income tax benefit or expense in the income statement, except for current
and deferred taxes recognized in relation

to: (i) the acquisition of a subsidiary

(for which such amounts

would affect the
amount

of goodwill

arising from

the acquisition);

(ii) gains

and losses

on

the sale

of treasury

shares

(for which

the tax
effects

are

recognized

directly

in
Equity
);

(iii) unrealized

gains

or

losses

on

financial

instruments

that

are

classified

at
FVOCI; (iv) changes in fair value of

derivative instruments designated as cash flow hedges; (v) remeasurements of defined benefit plans;

or (vi) certain

foreign currency

translations of

foreign operations.

Amounts relating

to points

(iii) through
(vi) above are recognized in
Other comprehensive income

within
Equity
.
UBS AG

reflects the potential

effect of uncertain

tax positions

for which acceptance

by the relevant

tax authority is

not
considered probable by adjusting current or deferred

taxes, as applicable,

using either the most likely

amount or expected
value methods,

depending on

which method

is deemed

a better predictor

of the

basis on

which, and

extent to which,
the uncertainty will be resolved.
7)

Property, equipment and software
Property,

equipment and

software

is measured

at

cost less

accumulated dep

reciation

and impairment

losses. Software
development costs are capitalized

only when the costs

can be measured reliably

and it is probable that

future economic
benefits

will

arise.

Depreciation

of

property,

equipment

and

software

begins

when

they

are

available

for

use

and

is
calculated on a straight line basis over an

asset’s estimated useful life.

Property,

equipment

and

software

are

generally

tested

for

impairment

at

the

appropriate

cash-generating

unit

level,
alongside goodwill and intangible assets as described in item 8 in this

Note. An impairment charge is recognized for such
assets

if

the

recoverable

amount

is

below

its

carrying

amount.

The

recoverable

amounts

of

such

assets,

other

than
property that has

a market price, are

generally determined

using a

replacement cost approach

that reflects the amount
that would be currently required by a market participant to replace the service capacity of the asset. If such assets are no
longer used, they are tested

individually for impairment.
›

Refer to Note 11

for more information
8) Goodwill
Goodwill

represents

the

excess of

the

consideration over

the

fair

value

of

identifiable assets,

liabilities and

contingent
liabilities acquired that arises in a

business combination.

Goodwill is not amortized, but is assessed for

impairment at the
end

of

each reporting

period,

or when

indicators of

impairment exist.

UBS

AG tests

goodwill for

impairment annually,
irrespective of whether

there is any indication

of impairment.

An impairment charge is recognized in the income

statement if the carrying

amount exceeds the recoverable amount

of a
cash-generating

unit.

Critical accounting estimates and judgments
UBS AG‘s methodology for goodwill impairment

testing is based on a model that is most sensitive to the following key assumptions: (

i) forecasts of earnings
available to shareholders

in years one to three; (ii) changes in

the discount rates; and (iii) changes in

the long-term growth rate.

Earnings available to shareholders

are estimated on

the basis of forecast

results, which are part

of the business plan approved

by the BoD. The discount
rates

and growth

rates are

determined using

external information,

and also

considering inputs

from both

internal and

external analysts

and the

view of
management.

The key assumptions

used to determine

the recoverable amounts

of each cash-generating

unit are tested

for sensitivity by applying

reasonably possible
changes to those assumptions.

›

Refer to Notes 2 and

12 for more information

9)

Provisions and contingent liabilities
Provisions are liabilities

of uncertain timing or

amount, and are

generally recognized

in accordance with

IAS 37,
Provisions,
Contingent Liabilities and Contingent

Assets
, when:

(i) UBS AG has a present

obligation

as a result of a past

event; (ii) it
is probable that an outflow

of resources will be

required to settle the

obligation; and (iii) a reliable estimate

of the amount
of the obligation can be

made.

The

majority

of

UBS

AG’s

provisions

relate

to

litigation,

regulatory

and

similar

matters,

restructuring,

and

employee
benefits.

Restructuring

provisions

are

generally

recognized

as

a

consequence

of

management

agreeing

to

materially
change the scope of the business

or the manner in which it

is conducted, including changes

in management structures.
Provisions

for

employee

benefits

relate

mainly

to

service

anniversaries

and

sabbatical

leave,

and

are

recognized

in
accordance with measurement principles set out in item 4

in this Note. In addition, UBS AG presents expected credit loss allowances within
Provisions

if they relate

to a loan

commitment,

financial guarantee

contract or a

revolving revocable
credit line.
IAS 37 provisions are measured

considering the best

estimate

of the consideration

required to settle

the present obligation
at the balance sheet date.
When conditions required to recognize a provision

are not met, a contingent liability is disclosed, unless the likelihood of an outflow

of resources

is remote.

Contingent liabilities

are also

disclosed

for possible

obligations

that arise

from past
events, the

existence of

which will

be confirmed

only by

uncertain future

events not

wholly within

the control

of UBS
AG.

Critical accounting estimates and judgments
Recognition of provisions

often involves significant

judgment in assessing

the existence of

an obligation that

results from

past events and in

estimating the
probability,

timing and

amount of any

outflows of

resources.

This is particularly

the case

for litigation,

regulatory and

similar matters,

which, due

to their
nature, are

subject to many uncertainties,

making their outcome difficult to

predict.

The amount

of any

provision recognized

is sensitive

to the assumptions

used and

there could

be a wide

range of possible

outcomes for

any particular
matter.
Management regularly reviews

all the available information

regarding such matters,

including legal advice, to assess whether

the recognition criteria

for
provisions have been satisfied and

to determine the timing and amount of any potential

outflows.
›

Refer to Note 17

for more information
10)

Foreign currency translation
Transactions

denominated in a foreign

currency are translated into the

functional currency of the reporting

entity at the
spot

exchange rate

on

the date

of

the transaction.

At the

balance

sheet date,

all monetary

assets,

including

those

at
FVOCI,

and

monetary liabilities

denominated

in

foreign

currency are

translated

into

the

functional

currency using

the
closing exchange rate. Translation

differences are

reported in
Other net income

from financial instruments

measured at
fair value through profit or loss
.
Non-monetary items measured

at historical cost are translated at the exchange

rate on the date of the

transaction.

Upon consolidation,

assets and

liabilities

of foreign

operations

are translated

into

US dollars,

UBS

AG’s presentation

currency,
at the closing exchange rate on the balance sheet date, and income and expense items and other comprehensive income are translated at

the average

rate for the

period. The resulting

foreign currency translation differences are

recognized in
Equity

and reclassified to the income

statement when UBS AG disposes

of, partially or in its entirety, the

foreign operation
and UBS AG no longer controls

the foreign operation.
Share

capital issued,

share premium and treasury

shares held are translated

at the historic average

rate, with the

difference
between the historic average

rate and the

spot rate realized upon

repayment of share

capital or disposal of treasury

shares
reported as
Share premium.

Cumulative

amounts

recognized in
Other

comprehensive

income

in respect

of cash

flow hedges
and financial assets measured

at FVOCI are translated

at the closing exchange rate as

of the balance sheet dates, with

any
translation effects

adjusted through
Retained earnings
.
›

Refer to Note 32

for more information
11)

Contracts on UBS Group AG shares
Contracts involving UBS Group

AG shares that require net

cash settlement, or provide

the counterparty or

UBS AG with
a settlement option that includes a

choice of settling net in cash, are

classified as derivatives held

for trading.